UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM
N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-08915

Exact name of registrant as specified in charter:	Prudential Investment Portfolios 16

Address of principal executive offices:	655 Broad Street, 6 th Floor
Newark, New Jersey 07102

Name and address of agent for service:	Andrew R. French
655 Broad Street, 6 th Floor
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	10/31/2024

Date of reporting period:	10/31/2024

Item 1 – Reports to Stockholders
(a) Report transmitted to stockholders pursuant to Rule
30e-1
under the Act (17 CFR
270.30e-1).

PGIM Income Builder Fund
Class A:
PCGAX
ANNUAL SHAREHOLDER REPORT – October 31, 2024
This annual shareholder report contains important information about the Class A shares of PGIM Income Builder Fund (the “Fund”) for the period of November 1, 2023 to October 31, 2024.
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Income Builder Fund—Class A	$40	0.36%
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
US equities performed strongly during the reporting period, with the S&P 500 Index up over 35%. US bonds also gained, with the Bloomberg
US Aggregate Bond Index up over 8%. Bond market volatility increased during this period, with the Merrill Option Volatility Estimate Index remaining above 100 for most of the period.
■
Performance of the underlying funds bolstered the Fund’s performance, relative to the Index, during the reporting period, amid upwardly trending equity markets. On the asset allocation side, an underweight in fixed income added to relative performance, as bonds lagged significantly. An overweight in real estate was also additive, as the prospects of interest rate cuts drove a rally in the sector.
■
An underweight to broad equity exposure dragged on relative performance, given the strong gains posted by stocks. Tilts in favor of emerging-markets debt and corporate high yield also detracted.
MFSP504EA

HOW HAS TH
E FU
ND PERFORMED OVER THE PAST 10 YEARS?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The returns do not reflect the deduction of
taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
The line graph reflects a hypothetical $10,000 investment in Class A shares and assumes that all recurring fees (including management fees)
were deducted and dividend and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.

Cumulative Performance: October 31, 2014 to October 31, 2024 Initial Investment of $10,000

The line graph reflects the return on the Fund's Class A shares with sales charges.

Average Annual Total Returns as of 10/31/2024
	One Year (%)	Five Years (%)	Ten Years (%)
Class A with sales charges	19.35%	4.54%	4.14%
Class A without sales charges	24.98%	5.51%	4.62%
Broad-Based Securities Market Index: S&P 500 Index	38.02%	15.27%	13.00%
Broad-Based Securities Market Index: Bloomberg US Aggregate Bond Index	10.55%	-0.23%	1.49%

WHAT ARE SOME KEY FUND STATISTICS AS OF 10/31/2024?

Fund’s net assets	$ 238,472,315
Number of fund holdings	65
Total advisory fees paid for the year	$ 0
Portfolio turnover rate for the year	25%
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 10/31/2024?
The sector allocations of investments and other assets in excess of liabilities shown as a percentage of net assets as of October 31, 2024 were as follows:

Industry Classification	% of Net Assets
Affiliated Mutual Fund - Short-Term Investment (4.1% represents investments purchased with collateral from securities on loan)	65.6%
Affiliated Exchange-Traded Fund	20.1%
Unaffiliated Exchange-Traded Funds	5.3%
Biotechnology	1.1%
Semiconductors & Semiconductor Equipment	1.1%
Banks	1.0%
Aerospace & Defense	0.8%
Independent Power & Renewable Electricity Producers	0.8%
Pharmaceuticals	0.7%
Industry Classification	% of Net Assets
Oil, Gas & Consumable Fuels	0.6%
Electric Utilities	0.6%
Diversified Telecommunication Services	0.5%
Machinery	0.5%
Consumer Staples Distribution & Retail	0.5%
Others*	5.3%
104.5%
Liabilities in excess of other assets	(4.5)%
100.0%
* Consists of Industries that each make up less than 0.5% of the Fund's net assets

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by scanning the QR code below,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Income Builder Fund

SHARE CLASS	A
NASDAQ	PCGAX
CUSIP	74442X108
MFSP504EA

PGIM Income Builder Fund
Class C:
PCCFX
ANNUAL SHAREHOLDER REPORT – October 31, 2024
This annual shareholder report contains important information about the Class C shares of PGIM Income Builder Fund (the “Fund”) for the period of November 1, 2023 to October 31, 2024.
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Income Builder Fund—Class C	$124	1.11%
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
US equities performed strongly during the reporting period, with the S&P 500 Index up over 35%. US bonds also gained, with the Bloomberg
US Aggregate Bond Index up over 8%. Bond market volatility increased during this period, with the Merrill Option Volatility Estimate Index remaining above 100 for most of the period.
■
Performance of the underlying funds bolstered the Fund’s performance, relative to the Index, during the reporting period, amid upwardly trending equity markets. On the asset allocation side, an underweight in fixed income added to relative performance, as bonds lagged significantly. An overweight in real estate was also additive, as the prospects of interest rate cuts drove a rally in the sector.
■
An underweight to broad equity exposure dragged on relative performance, given the strong gains posted by stocks. Tilts in favor of emerging-markets debt and corporate high yield also detracted.
MFSP504EC

HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The returns do not reflect the deduction of
taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
The line graph reflects a hypothetical $10,000 investment in Class C shares and assumes that all recurring fees (including management fees)
were deducted and dividend and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.

Cumulative Performance: October 31, 2014 to October 31, 2024 Initial Investment of $10,000

Average Annual Total Returns as of 10/31/2024
	One Year (%)	Five Years (%)	Ten Years (%)
Class C with sales charges	23.07%	4.72%	3.83%
Class C without sales charges	24.07%	4.72%	3.83%
Broad-Based Securities Market Index: S&P 500 Index	38.02%	15.27%	13.00%
Broad-Based Securities Market Index: Bloomberg US Aggregate Bond Index	10.55%	-0.23%	1.49%

WHAT ARE SOME KEY FUND STATISTICS AS OF 10/31/2024?

Fund’s net assets	$ 238,472,315
Number of fund holdings	65
Total advisory fees paid for the year	$ 0
Portfolio turnover rate for the year	25%
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 10/31/2024?
The sector allocations of investments and other assets in excess of liabilities shown as a percentage of net assets as of October 31, 2024 were as follows:

Industry Classification	% of Net Assets
Affiliated Mutual Fund - Short-Term Investment (4.1% represents investments purchased with collateral from securities on loan)	65.6%
Affiliated Exchange-Traded Fund	20.1%
Unaffiliated Exchange-Traded Funds	5.3%
Biotechnology	1.1%
Semiconductors & Semiconductor Equipment	1.1%
Banks	1.0%
Aerospace & Defense	0.8%
Independent Power & Renewable Electricity Producers	0.8%
Pharmaceuticals	0.7%
Industry Classification	% of Net Assets
Oil, Gas & Consumable Fuels	0.6%
Electric Utilities	0.6%
Diversified Telecommunication Services	0.5%
Machinery	0.5%
Consumer Staples Distribution & Retail	0.5%
Others*	5.3%
104.5%
Liabilities in excess of other assets	(4.5)%
100.0%
* Consists of Industries that each make up less than 0.5% of the Fund's net assets

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by scanning the QR code below,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Income Builder Fund

SHARE CLASS	C
NASDAQ	PCCFX
CUSIP	74442X306
MFSP504EC

PGIM Income Builder Fund
Class R:
PCLRX
ANNUAL SHAREHOLDER REPORT – October 31, 2024
This annual shareholder report contains important information about the Class R shares of PGIM Income Builder Fund (the “Fund”) for the period of November 1, 2023 to October 31, 2024.
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Income Builder Fund—Class R	$69	0.61%
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
US equities performed strongly during the reporting period, with the S&P 500 Index up over 35%. US bonds also gained, with the Bloomberg
US Aggregate Bond Index up over 8%. Bond market volatility increased during this period, with the Merrill Option Volatility Estimate Index remaining above 100 for most of the period.
■
Performance of the underlying funds bolstered the Fund’s performance, relative to the Index, during the reporting period, amid upwardly trending equity markets. On the asset allocation side, an underweight in fixed income added to relative performance, as bonds lagged significantly. An overweight in real estate was also additive, as the prospects of interest rate cuts drove a rally in the sector.
■
An underweight to broad equity exposure dragged on relative performance, given the strong gains posted by stocks. Tilts in favor of emerging-markets debt and corporate high yield also detracted.
MFSP504ER

HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The returns do not reflect the deduction of
taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
The line graph reflects a hypothetical $10,000 investment in Class R shares and assumes that all recurring fees (including management fees)
were deducted and dividend and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.

Cumulative Performance: October 31, 2014 to October 31, 2024 Initial Investment of $10,000

Average Annual Total Returns as of 10/31/2024
	One Year (%)	Five Years (%)	Ten Years (%)
Class R	24.72%	5.24%	4.36%
Broad-Based Securities Market Index: S&P 500 Index	38.02%	15.27%	13.00%
Broad-Based Securities Market Index: Bloomberg US Aggregate Bond Index	10.55%	-0.23%	1.49%

WHAT ARE SOME KEY FUND STATISTICS AS OF 10/31/2024?

Fund’s net assets	$ 238,472,315
Number of fund holdings	65
Total advisory fees paid for the year	$ 0
Portfolio turnover rate for the year	25%
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 10/31/2024?
The sector allocations of investments and other assets in excess of liabilities shown as a percentage of net assets as of October 31, 2024 were as follows:

Industry Classification	% of Net Assets
Affiliated Mutual Fund - Short-Term Investment (4.1% represents investments purchased with collateral from securities on loan)	65.6%
Affiliated Exchange-Traded Fund	20.1%
Unaffiliated Exchange-Traded Funds	5.3%
Biotechnology	1.1%
Semiconductors & Semiconductor Equipment	1.1%
Banks	1.0%
Aerospace & Defense	0.8%
Independent Power & Renewable Electricity Producers	0.8%
Pharmaceuticals	0.7%
Industry Classification	% of Net Assets
Oil, Gas & Consumable Fuels	0.6%
Electric Utilities	0.6%
Diversified Telecommunication Services	0.5%
Machinery	0.5%
Consumer Staples Distribution & Retail	0.5%
Others*	5.3%
104.5%
Liabilities in excess of other assets	(4.5)%
100.0%
* Consists of Industries that each make up less than 0.5% of the Fund's net assets

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by scanning the QR code below,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Income Builder Fund

SHARE CLASS	R
NASDAQ	PCLRX
CUSIP	74442X405
MFSP504ER

PGIM Income Builder Fund
Class Z:
PDCZX
ANNUAL SHAREHOLDER REPORT – October 31, 2024
This annual shareholder report contains important information about the Class Z shares of PGIM Income Builder Fund (the “Fund”) for the period of November 1, 2023 to October 31, 2024.
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Income Builder Fund—Class Z	$12	0.11%
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
US equities performed strongly during the reporting period, with the S&P 500 Index up over 35%. US bonds also gained, with the Bloomberg
US Aggregate Bond Index up over 8%. Bond market volatility increased during this period, with the Merrill Option Volatility Estimate Index remaining above 100 for most of the period.
■
Performance of the underlying funds bolstered the Fund’s performance, relative to the Index, during the reporting period, amid upwardly trending equity markets. On the asset allocation side, an underweight in fixed income added to relative performance, as bonds lagged significantly. An overweight in real estate was also additive, as the prospects of interest rate cuts drove a rally in the sector.
■
An underweight to broad equity exposure dragged on relative performance, given the strong gains posted by stocks. Tilts in favor of emerging-markets debt and corporate high yield also detracted.
MFSP504EZ

HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The returns do not reflect the deduction of
taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
The line graph reflects a hypothetical $10,000 investment in Class Z shares and assumes that all recurring fees (including management fees)
were deducted and dividend and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.

Cumulative Performance: October 31, 2014 to October 31, 2024 Initial Investment of $10,000

Average Annual Total Returns as of 10/31/2024
	One Year (%)	Five Years (%)	Ten Years (%)
Class Z	25.32%	5.75%	4.88%
Broad-Based Securities Market Index: S&P 500 Index	38.02%	15.27%	13.00%
Broad-Based Securities Market Index: Bloomberg US Aggregate Bond Index	10.55%	-0.23%	1.49%

WHAT ARE SOME KEY FUND STATISTICS AS OF 10/31/2024?

Fund’s net assets	$ 238,472,315
Number of fund holdings	65
Total advisory fees paid for the year	$ 0
Portfolio turnover rate for the year	25%
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 10/31/2024?
The sector allocations of investments and other assets in excess of liabilities shown as a percentage of net assets as of October 31, 2024 were as follows:

Industry Classification	% of Net Assets
Affiliated Mutual Fund - Short-Term Investment (4.1% represents investments purchased with collateral from securities on loan)	65.6%
Affiliated Exchange-Traded Fund	20.1%
Unaffiliated Exchange-Traded Funds	5.3%
Biotechnology	1.1%
Semiconductors & Semiconductor Equipment	1.1%
Banks	1.0%
Aerospace & Defense	0.8%
Independent Power & Renewable Electricity Producers	0.8%
Pharmaceuticals	0.7%
Industry Classification	% of Net Assets
Oil, Gas & Consumable Fuels	0.6%
Electric Utilities	0.6%
Diversified Telecommunication Services	0.5%
Machinery	0.5%
Consumer Staples Distribution & Retail	0.5%
Others*	5.3%
104.5%
Liabilities in excess of other assets	(4.5)%
100.0%
* Consists of Industries that each make up less than 0.5% of the Fund's net assets

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by scanning the QR code below,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Income Builder Fund

SHARE CLASS	Z
NASDAQ	PDCZX
CUSIP	74442X504
MFSP504EZ

PGIM Income Builder Fund
Class R6:
PCGQX
ANNUAL SHAREHOLDER REPORT – October 31, 2024
This annual shareholder report contains important information about the Class R6 shares of PGIM Income Builder Fund (the “Fund”) for the period of November 1, 2023 to October 31, 2024.
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Income Builder Fund—Class R6	$12	0.11%
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
US equities performed strongly during the reporting period, with the S&P 500 Index up over 35%. US bonds also gained, with the Bloomberg
US Aggregate Bond Index up over 8%. Bond market volatility increased during this period, with the Merrill Option Volatility Estimate Index remaining above 100 for most of the period.
■
Performance of the underlying funds bolstered the Fund’s performance, relative to the Index, during the reporting period, amid upwardly trending equity markets. On the asset allocation side, an underweight in fixed income added to relative performance, as bonds lagged significantly. An overweight in real estate was also additive, as the prospects of interest rate cuts drove a rally in the sector.
■
An underweight to broad equity exposure dragged on relative performance, given the strong gains posted by stocks. Tilts in favor of emerging-markets debt and corporate high yield also detracted.
MFSP504ER6

HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The returns do not reflect the deduction of
taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
The line graph reflects a hypothetical $10,000 investment in Class R6 shares and assumes that all recurring fees (including management fees)
were deducted and dividend and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.

Cumulative Performance: December 30, 2016 to October 31, 2024 Initial Investment of $10,000

Average Annual Total Returns as of 10/31/2024
	One Year (%)	Five Years (%)	Since Inception (%)
Class R6	25.32%	5.78%	5.79% (12/30/2016)
Broad-Based Securities Market Index: S&P 500 Index	38.02%	15.27%	14.66%
Broad-Based Securities Market Index: Bloomberg US Aggregate Bond Index	10.55%	-0.23%	1.39%

Since Inception returns are provided for the share class since it has less than 10 fiscal years of returns. Since Inception returns for the Indexes are measured from the closest month-end to the class’s inception date.

WHAT ARE SOME KEY FUND STATISTICS AS OF 10/31/2024?

Fund’s net assets	$ 238,472,315
Number of fund holdings	65
Total advisory fees paid for the year	$ 0
Portfolio turnover rate for the year	25%
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 10/31/2024?
The sector allocations of investments and other assets in excess of liabilities shown as a percentage of net assets as of October 31, 2024 were as follows:

Industry Classification	% of Net Assets
Affiliated Mutual Fund - Short-Term Investment (4.1% represents investments purchased with collateral from securities on loan)	65.6%
Affiliated Exchange-Traded Fund	20.1%
Unaffiliated Exchange-Traded Funds	5.3%
Biotechnology	1.1%
Semiconductors & Semiconductor Equipment	1.1%
Banks	1.0%
Aerospace & Defense	0.8%
Independent Power & Renewable Electricity Producers	0.8%
Pharmaceuticals	0.7%
Industry Classification	% of Net Assets
Oil, Gas & Consumable Fuels	0.6%
Electric Utilities	0.6%
Diversified Telecommunication Services	0.5%
Machinery	0.5%
Consumer Staples Distribution & Retail	0.5%
Others*	5.3%
104.5%
Liabilities in excess of other assets	(4.5)%
100.0%
* Consists of Industries that each make up less than 0.5% of the Fund's net assets

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by scanning the QR code below,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Income Builder Fund

SHARE CLASS	R6
NASDAQ	PCGQX
CUSIP	74442X769
MFSP504ER6

(b)	Copy of each notice transmitted to stockholders in reliance on Rule 30e-3 under the Act (17 CFR 270.30e-3) that contains disclosures specified by paragraph (c)(3) of that rule – Not applicable.

Item 2 – Code of Ethics – See Exhibit (a)

As of the end of the period covered by this report, the registrant has adopted a code of ethics (the “Section 406 Standards for Investment Companies – Ethical Standards for Principal Executive and Financial Officers”) that applies to the registrant’s Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer.

The registrant hereby undertakes to provide any person, without charge, upon request, a copy of the code of ethics. To request a copy of the code of ethics, contact the registrant 800-225-1852, and ask for a copy of the Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers.

Item 3 – Audit Committee Financial Expert –

The registrant’s Board has determined that Ms. Grace C. Torres, member of the Board’s Audit Committee is an “audit committee financial expert,” and that she is “independent,” for purposes of this item.

Item 4 – Principal Accountant Fees and Services –

(a)	Audit Fees

For the fiscal years ended October 31, 2024 and October 31, 2023, PricewaterhouseCoopers LLP (“PwC”), the Registrant’s principal accountant, billed the Registrant $59,489 and $56,180, respectively, for professional services rendered for the audit of the Registrant’s annual financial statements or services that are normally provided in connection with statutory and regulatory filings.

(b)	Audit-Related Fees

For the fiscal years ended October 31, 2024 and October 31, 2023: none.

(c)	Tax Fees

For the fiscal years ended October 31, 2024 and October 31, 2023: none.

(d)	All Other Fees

For the fiscal years ended October 31, 2024 and October 31, 2023: none.

(e) (1)  Audit Committee Pre-Approval Policies and Procedures

THE PGIM MUTUAL FUNDS

AUDIT COMMITTEE POLICY

on

Pre-Approval of Services Provided by the Independent

Accountants

The Audit Committee of each PGIM Mutual Fund is charged with the responsibility to monitor the independence of the Fund’s independent accountants. As part of this responsibility, the Audit Committee must pre-approve the independent accounting firm’s engagement to render audit and/or permissible non-audit services, as required by law. In evaluating a proposed engagement of the independent accountants, the Audit Committee will assess the effect that the engagement might reasonably be expected to have on the accountant’s independence. The Committee’s evaluation will be based on:

•	a review of the nature of the professional services expected to be provided,

•	a review of the safeguards put into place by the accounting firm to safeguard independence, and

•	periodic meetings with the accounting firm.

Policy for Audit and Non-Audit Services Provided to the Funds

On an annual basis, the scope of audits for each Fund, audit fees and expenses, and audit-related and non-audit services (and fees proposed in respect thereof) proposed to be performed by the Fund’s independent accountants will be presented by the Treasurer and the independent accountants to the Audit Committee for review and, as appropriate, approval prior to the initiation of such services.

Such presentation shall be accompanied by confirmation by both the Treasurer and the independent accountants that the proposed non-audit services will not adversely affect the independence of the independent accountants. Such proposed non-audit services shall be described in sufficient detail to enable the Audit Committee to assess the appropriateness of such services and fees, and the compatibility of the provision of such services with the auditor’s independence. The Committee shall receive periodic reports on the progress of the audit and other services which are approved by the Committee or by the Committee Chair pursuant to authority delegated in this Policy.

The categories of services enumerated under “Audit Services”, “Audit-related Services”, and “Tax Services” are intended to provide guidance to the Treasurer and the independent accountants as to those categories of services which the Committee believes are generally consistent with the independence of the independent accountants and which the Committee (or the Committee Chair) would expect upon the presentation of specific proposals to pre-approve. The enumerated categories are not intended as an exclusive list of audit, audit-related or tax services, which the Committee (or the Committee Chair) would consider for pre-approval.

Audit Services

The following categories of audit services are considered to be consistent with the role of the Fund’s independent accountants:

•	Annual Fund financial statement audits

•	Seed audits (related to new product filings, as required)

•	SEC and regulatory filings and consents

Audit-related Services

The following categories of audit-related services are considered to be consistent with the role of the Fund’s independent accountants:

•	Accounting consultations

•	Fund merger support services

•	Agreed Upon Procedure Reports

•	Attestation Reports

•	Other Internal Control Reports

Individual audit-related services that fall within one of these categories (except for fund merger support services) and are not presented to the Audit Committee as part of the annual pre-approval process are subject to an authorized pre-approval by the Audit Committee so long as the estimated fee for those services does not exceed $30,000. Any services provided under such pre-approval will be reported to the Audit Committee at its next regular meeting. Should the amount of such services exceed $30,000 any additional fees will be subject to pre-approval by the Committee Chair (or any other Committee member on whom this responsibility has been delegated). Fees related to fund merger support services are subject to a separate authorized pre-approval by the Audit Committee with fees determined on a per occurrence and merger complexity basis.

Tax Services

The following categories of tax services are considered to be consistent with the role of the Fund’s independent accountants:

•	Tax compliance services related to the filing or amendment of the following:

•	Federal, state and local income tax compliance; and,

•	Sales and use tax compliance

•	Timely RIC qualification reviews

•	Tax distribution analysis and planning

•	Tax authority examination services

•	Tax appeals support services

•	Accounting methods studies

•	Fund merger support services

•	Tax consulting services and related projects

Individual tax services that fall within one of these categories and are not presented to the Audit Committee as part of the annual pre-approval process are subject to an authorized pre-approval by the Audit Committee so long as the estimated fee for those services does not exceed $30,000. Any services provided under such pre-approval will be reported to the Audit Committee at its next regular meeting. Should the amount of such services exceed $30,000 any additional fees will be subject to pre-approval by the Committee Chair (or any other Committee member on whom this responsibility has been delegated).

Other Non-Audit Services

Certain non-audit services that the independent accountants are legally permitted to render will be subject to pre-approval by the Committee or by one or more Committee members to whom the Committee has delegated this authority and who will report to the full Committee any pre-approval decisions made pursuant to this Policy. Non-audit services presented for pre-approval pursuant to this paragraph will be accompanied by a confirmation from both the Treasurer and the independent accountants that the proposed services will not adversely affect the independence of the independent accountants.

Proscribed Services

The Fund’s independent accountants will not render services in the following categories of non-audit services:

•	Bookkeeping or other services related to the accounting records or financial statements of the Fund

•	Financial information systems design and implementation

•	Appraisal or valuation services, fairness opinions, or contribution-in-kind reports

•	Actuarial services

•	Internal audit outsourcing services

•	Management functions or human resources

•	Broker or dealer, investment adviser, or investment banking services

•	Legal services and expert services unrelated to the audit

•	Any other service that the Public Company Accounting Oversight Board determines, by regulation, is impermissible.

Pre-approval of Non-Audit Services Provided to Other Entities Within the PGIM Fund Complex

Certain non-audit services provided to PGIM Investments LLC or any of its affiliates that also provide ongoing services to the PGIM Mutual Funds will be subject to pre-approval by the Audit Committee. The only non-audit services provided to these entities that will require pre-approval are those related directly to the operations and financial reporting of the Funds. Individual projects that are not presented to the Audit Committee as part of the annual pre-approval process will be subject to pre-approval by the Committee Chair (or any other Committee member on whom this responsibility has been delegated) so long as the estimated fee for those services does not exceed $30,000. Services presented for pre-approval pursuant to this paragraph will be accompanied by a confirmation from both the Treasurer and the independent accountants that the proposed services will not adversely affect the independence of the independent accountants.

Although the Audit Committee will not pre-approve all services provided to PGIM Investments LLC and its affiliates, the Committee will receive an annual report from the Fund’s independent accounting firm showing the aggregate fees for all services provided to PGIM Investments and its affiliates.

(e) (2)	Percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X –

	Fiscal Year Ended October 31, 2024	Fiscal Year Ended October 31, 2023
4(b)	Not applicable.	Not applicable.
4(c)	Not applicable.	Not applicable.
4(d)	Not applicable.	Not applicable.

(f)	Percentage of hours expended attributable to work performed by other than full time employees of principal accountant if greater than 50%.

The percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees was 0%.

(g) Non-Audit Fees

The aggregate non-audit fees billed by the Registrant’s principal accountant for services rendered to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant for the fiscal years ended October 31, 2024 and October 31, 2023 was $0 and $0, respectively.

(h) Principal Accountant’s Independence

Not applicable as the Registrant’s principal accountant has not provided non-audit services to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X.

(i) Not applicable.

(j) Not applicable.

Item 5 – Audit Committee of Listed Registrants – Not applicable.

Item 6 –	Investments – The registrant’s Schedule of Investments is included in the financial statements filed under Item 7 of this Form.

Items 7 – 11 (Refer to Report below)

PRUDENTIAL INVESTMENT PORTFOLIOS 16

PGIM Income Builder Fund

FINANCIAL STATEMENTS AND OTHER INFORMATION

OCTOBER 31, 2024

Table of Contents	Financial Statements and Other Information	October 31, 2024

Form N-CSR Item 7 - Financial Statements and Financial Highlights for Open-End Management Investment Companies.

PGIM Income Builder Fund	1
Notes to Financial Statements	18

Other Information - Form N-CSR Items 8-11

Schedule of Investments

as of October 31, 2024

Description	Shares		Value

LONG-TERM INVESTMENTS 99.1%

AFFILIATED EXCHANGE-TRADED FUNDS 20.0%
PGIM Active Aggregate Bond ETF		502,285	$21,164,381
PGIM Active High Yield Bond ETF		756,600	26,655,018

TOTAL AFFILIATED EXCHANGE-TRADED FUNDS (cost $53,790,025)(wa)			47,819,399

AFFILIATED MUTUAL FUNDS — 60.1%
Domestic Equity — 25.5%
PGIM Jennison MLP Fund (Class R6)		3,024,983	26,559,353
PGIM Real Estate Income Fund (Class R6)		4,247,626	34,193,388

			60,752,741

Fixed Income — 23.6%
PGIM Core Conservative Bond Fund (Class R6)		2,768,002	23,804,813
PGIM Emerging Markets Debt Hard Currency Fund (Class R6)		4,573,019	32,376,973

			56,181,786

International Equity — 11.0%
PGIM Quant Solutions Emerging Markets Equity Fund (Class R6)		196,904	2,453,428
PGIM Quant Solutions International Equity Fund (Class R6)		2,989,213	23,853,922

			26,307,350

TOTAL AFFILIATED MUTUAL FUNDS (cost $120,995,612)(wa)			143,241,877

COMMON STOCKS 13.1%

Aerospace & Defense 0.7%

RTX Corp.		5,405	653,951
Safran SA (France)		4,484	1,015,024

			1,668,975

Banks 1.0%

Citigroup, Inc.		10,975	704,266

JPMorgan Chase & Co.		3,145	697,938

Truist Financial Corp.		24,861	1,070,266

			2,472,470

Beverages 0.1%

Coca-Cola Co. (The)		4,764	311,137

See Notes to Financial Statements.

PGIM Income Builder Fund 1

Schedule of Investments (continued)

as of October 31, 2024

Description	Shares		Value

COMMON STOCKS (Continued)

Biotechnology 1.1%

AbbVie, Inc.		7,302	$1,488,659

Amgen, Inc.		3,472	1,111,595

			2,600,254

Chemicals 0.2%

PPG Industries, Inc.		3,762	468,407

Commercial Services & Supplies 0.2%

Waste Management, Inc.		2,543	548,907

Communications Equipment 0.2%

Cisco Systems, Inc.		6,826	373,860

Consumer Finance 0.2%

American Express Co.		1,836	495,867

Consumer Staples Distribution & Retail 0.5%

Walmart, Inc.		13,361	1,094,934

Diversified Telecommunication Services 0.5%

AT&T, Inc.		34,373	774,767

BCE, Inc. (Canada)		12,599	406,444

			1,181,211

Electric Utilities 0.1%

Xcel Energy, Inc.		2,574	171,969

Electrical Equipment 0.1%

GE Vernova, Inc.*		1,164	351,132

Entertainment 0.3%

Electronic Arts, Inc.		4,918	741,880

Financial Services 0.3%

Visa, Inc. (Class A Stock)		2,540	736,219

Food Products 0.1%

Kraft Heinz Co. (The)		10,474	350,460

See Notes to Financial Statements.

Description	Shares		Value

COMMON STOCKS (Continued)

Ground Transportation 0.2%

Canadian National Railway Co. (Canada)		1,598	$172,456

Union Pacific Corp.		1,523	353,443

			525,899

Health Care Equipment & Supplies 0.5%

Boston Scientific Corp.*		12,765	1,072,515

Hotels, Restaurants & Leisure 0.2%

McDonald’s Corp.		1,559	455,399

Household Products 0.2%

Procter & Gamble Co. (The)		2,409	397,919

Independent Power & Renewable Electricity Producers 0.8%

RWE AG (Germany)		4,622	149,797

Vistra Corp.		13,403	1,674,839

			1,824,636

Industrial REITs 0.3%

Prologis, Inc.		6,245	705,310

Insurance 0.4%

MetLife, Inc.		12,434	975,074

IT Services 0.4%

International Business Machines Corp.		4,359	901,092

Machinery 0.5%

Caterpillar, Inc.		1,008	379,209

Parker-Hannifin Corp.		1,241	786,881

			1,166,090

Mortgage Real Estate Investment Trusts (REITs) 0.1%

Starwood Property Trust, Inc.		12,425	245,270

Multi-Utilities 0.3%

Public Service Enterprise Group, Inc.		8,314	743,355

Oil, Gas & Consumable Fuels 0.7%

ONEOK, Inc.		1,781	172,543

Phillips 66		1,259	153,371

See Notes to Financial Statements.

PGIM Income Builder Fund 3

Schedule of Investments (continued)

as of October 31, 2024

Description	Shares		Value

COMMON STOCKS (Continued)

Oil, Gas & Consumable Fuels (cont’d.)

Shell PLC, ADR		7,019	$474,134

Williams Cos., Inc. (The)		14,318	749,834

			1,549,882

Pharmaceuticals 0.7%

AstraZeneca PLC (United Kingdom), ADR		12,089	860,132

Eli Lilly & Co.		1,116	925,990

			1,786,122

Semiconductors & Semiconductor Equipment 1.1%

Applied Materials, Inc.		4,130	749,926

Broadcom, Inc.		8,247	1,400,093

Lam Research Corp.		3,952	293,831

Micron Technology, Inc.		1,512	150,671

			2,594,521

Software 0.2%

Microsoft Corp.		1,202	488,433

Specialized REITs 0.2%

Digital Realty Trust, Inc.		3,097	551,978

Specialty Retail 0.3%

O’Reilly Automotive, Inc.*		699	806,045

Technology Hardware, Storage & Peripherals 0.4%

Apple, Inc.		4,541	1,025,857

TOTAL COMMON STOCKS (cost $20,191,030)			31,383,079

PREFERRED STOCKS 0.6%

Aerospace & Defense 0.1%

Boeing Co. (The), CVT, 6.000%, Maturing 10/15/27		3,259	175,106

See Notes to Financial Statements.

Description	Shares		Value

PREFERRED STOCKS (Continued)

Electric Utilities 0.5%

NextEra Energy, Inc., CVT, 6.926%, Maturing 09/01/25(a)		15,911	$712,017

NextEra Energy, Inc., CVT, 7.234%, Maturing 11/01/27		10,076	491,205

			1,203,222

TOTAL PREFERRED STOCKS (cost $1,432,335)			1,378,328

UNAFFILIATED EXCHANGE-TRADED FUNDS 5.3%
Invesco Preferred ETF(a)		197,488	2,383,680

iShares 0-5 Year High Yield Corporate Bond ETF		56,250	2,417,063
iShares iBoxx High Yield Corporate Bond ETF(a)		8,000	633,120
SPDR Bloomberg Convertible Securities ETF(a)		93,055	7,144,763

TOTAL UNAFFILIATED EXCHANGE-TRADED FUNDS (cost $11,823,522)			12,578,626

TOTAL LONG-TERM INVESTMENTS (cost $208,232,524)			236,401,309

SHORT-TERM INVESTMENTS 5.4%

AFFILIATED MUTUAL FUNDS
PGIM Core Ultra Short Bond Fund		3,148,884	3,148,884
PGIM Institutional Money Market Fund (7-day effective yield 5.096%) (cost $9,706,859; includes $9,674,077 of cash collateral for securities on loan)(b)		9,711,844	9,706,988

TOTAL SHORT-TERM INVESTMENTS (cost $12,855,743)(wa)			12,855,872

TOTAL INVESTMENTS 104.5% (cost $221,088,267)			249,257,181
Liabilities in excess of other assets (4.5)%			(10,784,866)

NET ASSETS 100.0%			$238,472,315

Below is a list of the abbreviation(s) used in the annual report:

ADR—American Depositary Receipt

CVT—Convertible Security

ETF—Exchange-Traded Fund

iBoxx—Bond Market Indices

MLP—Master Limited Partnership

REITs—Real Estate Investment Trust

SOFR—Secured Overnight Financing Rate

See Notes to Financial Statements.

PGIM Income Builder Fund 5

Schedule of Investments (continued)

as of October 31, 2024

SPDR—Standard & Poor’s Depositary Receipts

*	Non-income producing security.
(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $9,396,084; cash collateral of $9,674,077 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Fund may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.

(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wa)	Represents investments in Funds affiliated with the Manager.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of October 31, 2024 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Affiliated Exchange-Traded Funds	$47,819,399	$ —	$—
Affiliated Mutual Funds
Domestic Equity	60,752,741	—	—
Fixed Income	56,181,786	—	—
International Equity	26,307,350	—	—
Common Stocks
Aerospace & Defense	653,951	1,015,024	—
Banks	2,472,470	—	—
Beverages	311,137	—	—
Biotechnology	2,600,254	—	—
Chemicals	468,407	—	—
Commercial Services & Supplies	548,907	—	—
Communications Equipment	373,860	—	—
Consumer Finance	495,867	—	—
Consumer Staples Distribution & Retail	1,094,934	—	—
Diversified Telecommunication Services	1,181,211	—	—
Electric Utilities	171,969	—	—
Electrical Equipment	351,132	—	—
Entertainment	741,880	—	—
Financial Services	736,219	—	—
Food Products	350,460	—	—
Ground Transportation	525,899	—	—
Health Care Equipment & Supplies	1,072,515	—	—

See Notes to Financial Statements.

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Assets (continued)
Long-Term Investments (continued)
Common Stocks (continued)
Hotels, Restaurants & Leisure	$455,399	$—	$—
Household Products	397,919	—	—
Independent Power & Renewable Electricity Producers	1,674,839	149,797	—
Industrial REITs	705,310	—	—
Insurance	975,074	—	—
IT Services	901,092	—	—
Machinery	1,166,090	—	—
Mortgage Real Estate Investment Trusts (REITs)	245,270	—	—
Multi-Utilities	743,355	—	—
Oil, Gas & Consumable Fuels	1,549,882	—	—
Pharmaceuticals	1,786,122	—	—
Semiconductors & Semiconductor Equipment	2,594,521	—	—
Software	488,433	—	—
Specialized REITs	551,978	—	—
Specialty Retail	806,045	—	—
Technology Hardware, Storage & Peripherals	1,025,857	—	—
Preferred Stocks
Aerospace & Defense	175,106	—	—
Electric Utilities	1,203,222	—	—
Unaffiliated Exchange-Traded Funds	12,578,626	—	—
Short-Term Investments
Affiliated Mutual Funds	12,855,872	—	—

Total	$248,092,360	$1,164,821	$—

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of October 31, 2024 were as follows:

Affiliated Mutual Funds (4.1% represents investments purchased with collateral from securities on loan)	65.5%
Affiliated Exchange-Traded Funds	20.0
Unaffiliated Exchange-Traded Funds	5.3
Biotechnology	1.1
Semiconductors & Semiconductor Equipment	1.1
Banks	1.0
Aerospace & Defense	0.8
Independent Power & Renewable Electricity Producers	0.8
Pharmaceuticals	0.7
Oil, Gas & Consumable Fuels	0.7

Electric Utilities	0.6%
Diversified Telecommunication Services	0.5
Machinery	0.5
Consumer Staples Distribution & Retail	0.5
Health Care Equipment & Supplies	0.5
Technology Hardware, Storage & Peripherals	0.4
Insurance	0.4
IT Services	0.4
Specialty Retail	0.3
Multi-Utilities	0.3
Entertainment	0.3
Financial Services	0.3
Industrial REITs	0.3

See Notes to Financial Statements.

PGIM Income Builder Fund 7

Schedule of Investments (continued)

as of October 31, 2024

Industry Classification (continued):

Specialized REITs	0.2%
Commercial Services & Supplies	0.2
Ground Transportation	0.2
Consumer Finance	0.2
Software	0.2
Chemicals	0.2
Hotels, Restaurants & Leisure	0.2
Household Products	0.2
Communications Equipment	0.2

Electrical Equipment	0.1%
Food Products	0.1
Beverages	0.1
Mortgage Real Estate Investment Trusts (REITs)	0.1

104.5
Liabilities in excess of other assets	(4.5)

100.0%

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Fund entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(1)	Net Amount
Securities on Loan	$9,396,084	$(9,396,084)	$—

(1)  Collateral amount disclosed by the Fund is limited to the market value of financial instruments/transactions.

See Notes to Financial Statements.

Statement of Assets and Liabilities

as of October 31, 2024

Assets
Investments at value, including securities on loan of $9,396,084:
Affiliated investments (cost $187,641,380)	$203,917,148
Unaffiliated investments (cost $33,446,887)	45,340,033
Receivable for investments sold	170,496
Receivable for Fund shares sold	146,677
Due from Manager	32,215
Dividends receivable	31,023
Tax reclaim receivable	23,198
Prepaid expenses	1,342

Total Assets	249,662,132

Liabilities
Payable to broker for collateral for securities on loan	9,674,077
Payable to custodian	852,570
Payable for Fund shares purchased	396,718
Accrued expenses and other liabilities	163,036
Distribution fee payable	51,005
Dividends payable	41,142
Affiliated transfer agent fee payable	9,979
Trustees’ fees payable	1,290

Total Liabilities	11,189,817

Net Assets	$238,472,315

Net assets were comprised of:
Shares of beneficial interest, at par	$23,653
Paid-in capital in excess of par	242,746,422
Total distributable earnings (loss)	(4,297,760)

Net assets, October 31, 2024	$238,472,315

See Notes to Financial Statements.

PGIM Income Builder Fund 9

Statement of Assets and Liabilities

as of October 31, 2024

Class A

Net asset value and redemption price per share, ($132,720,863 ÷ 13,166,975 shares of beneficial interest issued and outstanding)	$10.08
Maximum sales charge (4.50% of offering price)	0.47

Maximum offering price to public	$10.55

Class C

Net asset value, offering price and redemption price per share, ($25,282,285 ÷ 2,575,014 shares of beneficial interest issued and outstanding)	$9.82

Class R

Net asset value, offering price and redemption price per share, ($919,258 ÷ 91,372 shares of beneficial interest issued and outstanding)	$10.06

Class Z

Net asset value, offering price and redemption price per share, ($74,262,446 ÷ 7,299,729 shares of beneficial interest issued and outstanding)	$10.17

Class R6

Net asset value, offering price and redemption price per share, ($5,287,463 ÷ 520,072 shares of beneficial interest issued and outstanding)	$10.17

See Notes to Financial Statements.

Statement of Operations

Year Ended October 31, 2024

Net Investment Income (Loss)
Income
Affiliated dividend income	$11,016,435
Unaffiliated dividend income (net of $12,308 foreign withholding tax)	1,255,167
Affiliated income from securities lending, net	13,142

Total income	12,284,744

Expenses
Management fee	1,659,660
Distribution fee(a)	684,244
Transfer agent’s fees and expenses (including affiliated expense of $58,798)(a)	241,926
Custodian and accounting fees	99,173
Registration fees(a)	68,745
Audit fee	58,989
Shareholders’ reports	39,487
Professional fees	38,757
Trustees’ fees	12,820
Miscellaneous	21,489

Total expenses	2,925,290
Less: Fee waiver and/or expense reimbursement(a)	(1,984,178)
Distribution fee waiver(a)	(65,981)

Net expenses	875,131

Net investment income (loss)	11,409,613

Realized And Unrealized Gain (Loss) On Investment And Foreign Currency Transactions

Net realized gain (loss) on:
Investment transactions (including affiliated of $(6,156,231))	(3,479,021)
Foreign currency transactions	(397)

(3,479,418)

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $35,312,586)	44,550,286
Foreign currencies	36

44,550,322

Net gain (loss) on investment and foreign currency transactions	41,070,904

Net Increase (Decrease) In Net Assets Resulting From Operations	$52,480,517

(a)	Class specific expenses and waivers were as follows:

	Class A	Class C	Class R	Class Z	Class R6
Distribution fee	381,320	295,641	7,283	—	—
Transfer agent’s fees and expenses	137,359	29,751	1,493	73,117	206
Registration fees	18,158	13,841	9,567	14,787	12,392
Fee waiver and/or expense reimbursement	(1,053,092)	(251,941)	(17,916)	(611,417)	(49,812)
Distribution fee waiver	(63,553)	—	(2,428)	—	—

See Notes to Financial Statements.

PGIM Income Builder Fund 11

Statements of Changes in Net Assets

	Year Ended October 31,

	2024	2023

Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$11,409,613	$12,631,711
Net realized gain (loss) on investment and foreign currency transactions	(3,479,418)	(7,517,872)
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	44,550,322	5,105,227

Net increase (decrease) in net assets resulting from operations	52,480,517	10,219,066

Dividends and Distributions
Distributions from distributable earnings
Class A	(6,517,558)	(5,717,326)
Class C	(1,360,179)	(1,807,829)
Class R	(47,846)	(42,923)
Class Z	(3,947,899)	(3,975,458)
Class R6	(281,147)	(286,770)

	(12,154,629)	(11,830,306)

Fund share transactions (Net of share conversions)
Net proceeds from shares sold	16,459,672	15,965,839
Net asset value of shares issued in reinvestment of dividends and distributions	11,518,362	11,116,106
Cost of shares purchased	(53,308,914)	(55,455,373)

Net increase (decrease) in net assets from Fund share transactions	(25,330,880)	(28,373,428)

Total increase (decrease)	14,995,008	(29,984,668)

Net Assets:

Beginning of year	223,477,307	253,461,975

End of year	$238,472,315	$223,477,307

See Notes to Financial Statements.

Financial Highlights

Class A Shares
	Year Ended October 31,
	2024	2023	2022	2021	2020

Per Share Operating Performance(a):
Net Asset Value, Beginning of Year	$8.49	$8.58	$10.54	$8.99	$9.69
Income (loss) from investment operations:
Net investment income (loss)	0.46	0.45	0.37	0.31	0.33
Net realized and unrealized gain (loss) on investment and foreign currency transactions	1.62	(0.11)	(1.79)	1.59	(0.67)
Total from investment operations	2.08	0.34	(1.42)	1.90	(0.34)
Less Dividends and Distributions:
Dividends from net investment income	(0.49)	(0.43)	(0.53)	(0.32)	(0.36)
Tax return of capital distributions	-	-	(0.01)	(0.03)	-
Total dividends and distributions	(0.49)	(0.43)	(0.54)	(0.35)	(0.36)
Net asset value, end of year	$10.08	$8.49	$8.58	$10.54	$8.99
Total Return(b):	24.98%	3.84%	(14.00)%	21.34%	(3.44)%

Ratios/Supplemental Data:
Net assets, end of year (000)	$132,721	$114,553	$117,163	$146,331	$130,648
Average net assets (000)	$127,107	$119,398	$131,832	$144,478	$141,977
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.36%	0.39%	0.43%	0.43%	0.80%
Expenses before waivers and/or expense reimbursement	1.24%	1.25%	1.24%	1.22%	1.28%
Net investment income (loss)	4.80%	5.10%	3.85%	3.04%	3.61%
Portfolio turnover rate(d)	25%	28%	59%	53%	84%

(a)	Calculated based on average shares outstanding during the year.
(b)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Income Builder Fund 13

Financial Highlights (continued)

Class C Shares
	Year Ended October 31,
	2024	2023	2022	2021	2020

Per Share Operating Performance(a):
Net Asset Value, Beginning of Year	$8.28	$8.38	$10.30	$8.79	$9.49
Income (loss) from investment operations:
Net investment income (loss)	0.38	0.39	0.29	0.23	0.26
Net realized and unrealized gain (loss) on investment and foreign currency transactions	1.58	(0.13)	(1.74)	1.55	(0.66)
Total from investment operations	1.96	0.26	(1.45)	1.78	(0.40)
Less Dividends and Distributions:
Dividends from net investment income	(0.42)	(0.36)	(0.46)	(0.24)	(0.30)
Tax return of capital distributions	-	-	(0.01)	(0.03)	-
Total dividends and distributions	(0.42)	(0.36)	(0.47)	(0.27)	(0.30)
Net asset value, end of year	$9.82	$8.28	$8.38	$10.30	$8.79
Total Return(b):	24.07%	3.02%	(14.60)%	20.47%	(4.22)%

Ratios/Supplemental Data:
Net assets, end of year (000)	$25,282	$32,712	$48,573	$72,376	$75,284
Average net assets (000)	$29,564	$42,612	$61,083	$76,740	$87,849
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	1.11%	1.14%	1.18%	1.18%	1.55%
Expenses before waivers and/or expense reimbursement	1.96%	1.94%	1.92%	1.89%	1.96%
Net investment income (loss)	4.18%	4.51%	3.13%	2.32%	2.88%
Portfolio turnover rate(d)	25%	28%	59%	53%	84%

(a)	Calculated based on average shares outstanding during the year.
(b)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

Class R Shares
	Year Ended October 31,
	2024	2023	2022	2021	2020

Per Share Operating Performance(a):
Net Asset Value, Beginning of Year	$8.47	$8.57	$10.52	$8.97	$9.68
Income (loss) from investment operations:
Net investment income (loss)	0.44	0.43	0.36	0.28	0.31
Net realized and unrealized gain (loss) on investment and foreign currency transactions	1.61	(0.13)	(1.80)	1.59	(0.68)
Total from investment operations	2.05	0.30	(1.44)	1.87	(0.37)
Less Dividends and Distributions:
Dividends from net investment income	(0.46)	(0.40)	(0.50)	(0.29)	(0.34)
Tax return of capital distributions	-	-	(0.01)	(0.03)	-
Total dividends and distributions	(0.46)	(0.40)	(0.51)	(0.32)	(0.34)
Net asset value, end of year	$10.06	$8.47	$8.57	$10.52	$8.97
Total Return(b):	24.72%	3.46%	(14.15)%	21.09%	(3.79)%

Ratios/Supplemental Data:
Net assets, end of year (000)	$919	$920	$923	$1,465	$1,369
Average net assets (000)	$971	$945	$1,144	$1,505	$1,532
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.61%	0.64%	0.68%	0.68%	1.05%
Expenses before waivers and/or expense reimbursement	2.71%	2.52%	2.68%	2.33%	2.81%
Net investment income (loss)	4.60%	4.85%	3.75%	2.80%	3.37%
Portfolio turnover rate(d)	25%	28%	59%	53%	84%

(a)	Calculated based on average shares outstanding during the year.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Income Builder Fund 15

Financial Highlights (continued)

Class Z Shares
	Year Ended October 31,
	2024	2023	2022	2021	2020

Per Share Operating Performance(a):
Net Asset Value, Beginning of Year	$8.56	$8.65	$10.63	$9.06	$9.76
Income (loss) from investment operations:
Net investment income (loss)	0.49	0.48	0.40	0.34	0.36
Net realized and unrealized gain (loss) on investment and foreign currency transactions	1.63	(0.12)	(1.82)	1.61	(0.68)
Total from investment operations	2.12	0.36	(1.42)	1.95	(0.32)
Less Dividends and Distributions:
Dividends from net investment income	(0.51)	(0.45)	(0.55)	(0.35)	(0.38)
Tax return of capital distributions	-	-	(0.01)	(0.03)	-
Total dividends and distributions	(0.51)	(0.45)	(0.56)	(0.38)	(0.38)
Net asset value, end of year	$10.17	$8.56	$8.65	$10.63	$9.06
Total Return(b):	25.32%	4.07%	(13.85)%	21.71%	(3.28)%

Ratios/Supplemental Data:
Net assets, end of year (000)	$74,262	$70,272	$81,362	$114,491	$102,220
Average net assets (000)	$74,180	$78,954	$97,972	$111,577	$126,142
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.11%	0.14%	0.18%	0.18%	0.55%
Expenses before waivers and/or expense reimbursement	0.93%	0.92%	0.92%	0.91%	0.97%
Net investment income (loss)	5.07%	5.40%	4.13%	3.29%	3.90%
Portfolio turnover rate(d)	25%	28%	59%	53%	84%

(a)	Calculated based on average shares outstanding during the year.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

Class R6 Shares
	Year Ended October 31,
	2024	2023	2022	2021	2020

Per Share Operating Performance(a):
Net Asset Value, Beginning of Year	$8.56	$8.65	$10.62	$9.05	$9.76
Income (loss) from investment operations:
Net investment income (loss)	0.49	0.48	0.39	0.34	0.35
Net realized and unrealized gain (loss) on investment and foreign currency transactions	1.63	(0.12)	(1.80)	1.61	(0.68)
Total from investment operations	2.12	0.36	(1.41)	1.95	(0.33)
Less Dividends and Distributions:
Dividends from net investment income	(0.51)	(0.45)	(0.55)	(0.35)	(0.38)
Tax return of capital distributions	-	-	(0.01)	(0.03)	-
Total dividends and distributions	(0.51)	(0.45)	(0.56)	(0.38)	(0.38)
Net asset value, end of year	$10.17	$8.56	$8.65	$10.62	$9.05
Total Return(b):	25.32%	4.07%	(13.76)%	21.73%	(3.28)%

Ratios/Supplemental Data:
Net assets, end of year (000)	$5,287	$5,020	$5,441	$5,695	$4,552
Average net assets (000)	$5,272	$5,690	$5,639	$5,261	$4,769
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.11%	0.14%	0.18%	0.18%	0.54%
Expenses before waivers and/or expense reimbursement	1.05%	0.98%	1.07%	0.99%	1.21%
Net investment income (loss)	5.07%	5.40%	4.05%	3.28%	3.85%
Portfolio turnover rate(d)	25%	28%	59%	53%	84%

(a)	Calculated based on average shares outstanding during the year.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Income Builder Fund 17

Notes to Financial Statements

1.	Organization

Prudential Investment Portfolios 16 (the “Registered Investment Company” or “RIC”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The RIC is organized as a Delaware Statutory Trust and PGIM Income Builder Fund (the “Fund”) is the sole series of the RIC. The Fund is classified as a diversified fund for purposes of the 1940 Act.

The investment objective of the Fund is to seek income and long-term capital growth.

The Fund gains exposure to the equities and fixed income market segments by investing in varying combinations of other PGIM mutual funds (the “Underlying PGIM Mutual Funds”), PGIM exchange-traded funds (“Underlying PGIM ETFs,” and together with the Underlying PGIM Mutual Funds, the “Underlying PGIM Funds”), unaffiliated exchange-traded funds (“ETFs”) (collectively “Underlying Funds”), and direct investments by the Fund’s subadvisers.

2.	Accounting Policies

The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) Topic 946 Financial Services — Investment Companies. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform to U.S. generally accepted accounting principles (“GAAP”). The Fund consistently follows such policies in the preparation of its financial statements.

Securities Valuation: The Fund holds securities and other assets and liabilities that are fair valued as of the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. As described in further detail below, the Fund’s investments are valued daily based on a number of factors, including the type of investment and whether market quotations are readily available. The RIC’s Board of Trustees (the “Board”) has approved the Fund’s valuation policies and procedures for security valuation and designated PGIM Investments LLC (“PGIM Investments” or the “Manager”) as the “Valuation Designee,” as defined by Rule 2a-5(b) under the 1940 Act, to perform the fair value determination relating to all Fund investments. Pursuant to the Board’s oversight, the Valuation Designee has established a Valuation Committee to perform the duties and responsibilities of the Valuation Designee under Rule 2a-5. The valuation procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. Fair value is the estimated price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date.

For the fiscal reporting year-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur when the NYSE is closed (including weekends and holidays). Because such foreign securities trade in markets that are open on weekends and U.S. holidays, the values of some of the Fund’s foreign investments may change on days when investors cannot purchase or redeem Fund shares.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments and referred to herein as the “fair value hierarchy” in accordance with FASB ASC Topic 820 Fair Value Measurement.

Common or preferred stocks, exchange-traded funds (“ETFs”) and derivative instruments, if applicable, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy. In the event that no sale or official closing price on a valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Foreign equities traded on foreign securities exchanges are generally valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy. The models generate an evaluated adjustment factor for each security, which is applied to the local closing price to adjust it for post closing market movements up to the time the Fund is valued. Utilizing that evaluated adjustment factor, the vendor provides an evaluated price for each security. If the vendor does not provide an evaluated price, securities are valued in accordance with exchange-traded common and preferred stock valuation policies discussed above.

Investments in open-end funds (other than ETFs) are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the OTC market are generally classified as Level 2 in the fair value hierarchy. Such fixed income securities are typically valued using the market approach which generally involves obtaining data from an approved independent third-party vendor source. The Fund utilizes the market approach as the primary method to value

PGIM Income Builder Fund 19

Notes to Financial Statements (continued)

securities when market prices of identical or comparable instruments are available. The third-party vendors’ valuation techniques used to derive the evaluated bid price are based on evaluating observable inputs, including but not limited to, yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations and reported trades. Certain Level 3 securities are also valued using the market approach when obtaining a single broker quote or when utilizing transaction prices for identical securities that have been used in excess of five business days. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.

Securities and other assets that cannot be priced according to the methods described above are valued based on policies and procedures approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy. Altering one or more unobservable inputs may result in a significant change to a Level 3 security’s fair value measurement.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; and any available analyst media or other reports or information deemed reliable by the Valuation Designee regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities — at the exchange rate as of the valuation date;

(ii) purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not generally isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the period. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, holding period unrealized and realized foreign currency gains (losses) are included in the reported net change in unrealized appreciation (depreciation) on investments and net realized gains (losses) on investment transactions on the Statements of Operations. Notwithstanding the above, the Fund does isolate the effect of fluctuations in foreign currency exchange rates when determining the gain (loss) upon the sale or maturity of foreign currency denominated debt obligations; such amounts are included in net realized gains (losses) on foreign currency transactions.

Additionally, net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from the disposition of holdings of foreign currencies, currency gains (losses) realized between the trade and settlement dates on investment transactions, and the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) arise from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates.

Master Netting Arrangements: The RIC, on behalf of the Fund, is subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a subadviser may have negotiated and entered into on behalf of all or a portion of the Fund. A master netting arrangement between the Fund and the counterparty permits the Fund to offset amounts payable by the Fund to the same counterparty against amounts to be received and by the receipt of collateral from the counterparty by the Fund to cover the Fund’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. In addition to master netting arrangements, the right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law.

Securities Lending: The Fund lends its portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is invested in an affiliated money market fund and is marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. In the event of significant appreciation in value of the securities on loan on the last business day of the reporting period, the financial statements may reflect a collateral value that is less than the market value of the loaned securities. Such shortfall is remedied as described above. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the Fund securities identical to the loaned securities. The remaining open loans of the securities lending transactions are considered overnight and continuous. Should the borrower of the securities fail financially, the Fund has the right to repurchase the securities in the open market using the collateral.

PGIM Income Builder Fund 21

Notes to Financial Statements (continued)

The Fund recognizes income, net of any rebate and securities lending agent fees, for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The borrower receives all interest and dividends from the securities loaned and such payments are passed back to the lender in amounts equivalent thereto, which are reflected in interest income or unaffiliated dividend income based on the nature of the payment on the Statement of Operations. The Fund also continues to recognize any unrealized gain (loss) in the market price of the securities loaned and on the change in the value of the collateral invested that may occur during the term of the loan. In addition, realized gain (loss) is recognized on changes in the value of the collateral invested upon liquidation of the collateral. Net earnings from securities lending are disclosed in the Statement of Operations.

Equity and Mortgage Real Estate Investment Trusts (collectively “REITs”): The Fund invested in REITs, which report information on the source of their distributions annually. Based on current and historical information, a portion of distributions received from REITs during the period is estimated to be dividend income, capital gain or return of capital and recorded accordingly. When material, these estimates are adjusted periodically when the actual source of distributions is disclosed by the REITs.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date, or for certain foreign securities, when the Fund becomes aware of such dividends. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual expense amounts. Net investment income or loss (other than class specific expenses and waivers, which are allocated as noted below) and unrealized and realized gains (losses) are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day. Class specific expenses and waivers, where applicable, are charged to the respective share classes. Such class specific expenses and waivers include distribution fees and distribution fee waivers, shareholder servicing fees, transfer agent’s fees and expenses, registration fees and fee waivers and/or expense reimbursements, as applicable.

Taxes: It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign dividends, interest and capital gains, if any, are recorded, net of reclaimable amounts, at the time the related income is earned.

Dividends and Distributions: Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from GAAP, are recorded on the ex-date. Permanent book/tax differences relating to income and gain (loss) are reclassified between total distributable earnings (loss) and paid-in capital in excess of par, as appropriate. The chart below sets forth the expected frequency of dividend and capital gains distributions to shareholders. Various factors may impact the frequency of dividend distributions to shareholders, including but not limited to adverse market conditions or portfolio holding-specific events.

Expected Distribution Schedule to Shareholders*	Frequency
Net Investment Income	Monthly
Short-Term Capital Gains	Annually
Long-Term Capital Gains	Annually

*	Under certain circumstances, the Fund may make more than one distribution of short-term and/or long-term capital gains during a fiscal year.

Estimates: The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

3.	Agreements

The RIC, on behalf of the Fund, has entered into a management agreement with the Manager pursuant to which it has responsibility for all investment advisory services, including supervision of the subadviser’s performance of such services, and for rendering administrative services.

The Manager has entered into subadvisory agreements with PGIM Quantitative Solutions LLC (“PGIM Quantitative Solutions LLC”) and Jennison Associates LLC (“Jennison”) (collectively the “subadviser”) . The Manager pays for the services of subadviser.

Fees payable under the management agreement are computed daily and paid monthly. For the reporting period ended October 31, 2024, the contractual and effective management fee rates were as follows:

Contractual Management Rate	Effective Management Fee, before any waivers and/or expense reimbursements
0.70% up to $1 billion of the Fund’s average daily net assets;	0.70%
0.65% above $1 billion of the Fund’s average daily net assets.

The Manager has contractually agreed, through February 28, 2026, to limit total annual operating expenses after fee waivers and/or expense reimbursements. This contractual waiver includes acquired fund fees and expenses, and excludes Fund and any acquired fund interest, brokerage, taxes (such as income and foreign withholding taxes, stamp duty

PGIM Income Builder Fund 23

Notes to Financial Statements (continued)

and deferred tax expenses), extraordinary expenses, and certain other Fund expenses such as dividend and interest expense and broker charges on short sales.

Where applicable, the Manager agrees to waive management fees or shared operating expenses on any share class to the same extent that it waives such expenses on any other share class. In addition, total annual operating expenses for Class R6 shares will not exceed total annual operating expenses for Class Z shares. Fees and/or expenses waived and/or reimbursed by the Manager for the purpose of preventing the expenses from exceeding a certain expense ratio limit may be recouped by the Manager within the same fiscal year during which such waiver and/or reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the waiver/reimbursement and/or recoupment for the fiscal year, as applicable. The expense limitations attributable to each class are as follows:

Class	Expense Limitations
A	0.95%
C	1.70
R	1.20
Z	0.70
R6	0.70

The RIC, on behalf of the Fund, has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class C, Class R, Class Z and Class R6 shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A, Class C and Class R shares, pursuant to the plans of distribution (the “Distribution Plans”), regardless of expenses actually incurred by PIMS.

Pursuant to the Distribution Plans, the Fund compensates PIMS for distribution related activities at an annual rate based on average daily net assets per class. PIMS has contractually agreed through February 28, 2026 to limit such fees on certain classes based on the average daily net assets. The distribution fees are accrued daily and payable monthly.

The Fund’s annual gross and net distribution rates, where applicable, are as follows:

Class	Gross Distribution Fee	Net Distribution Fee
A	0.30%	0.25%
C	1.00	1.00
R	0.75	0.50
Z	N/A	N/A
R6	N/A	N/A

For the year ended October 31, 2024, PIMS received front-end sales charges (“FESL”) resulting from sales of certain class shares and contingent deferred sales charges (“CDSC”) imposed upon redemptions by certain shareholders. From these fees, PIMS paid such sales charges to broker-dealers, who in turn paid commissions to salespersons and incurred other distribution costs. The sales charges are as follows where applicable:

Class	FESL	CDSC
A	$82,660	$—
C	—	157

The RIC, on behalf of the Fund, has entered into brokerage commission recapture agreements with certain registered broker-dealers. Under the brokerage commission recapture program, a portion of the commission is returned to the Fund on whose behalf the trades were made. Commission recapture is paid solely to the Fund generating the applicable trades. Such amounts are included within realized gain (loss) on investment transactions presented in the Statement of Operations. For the reporting period ended October 31, 2024, brokerage commissions recaptured under these agreements was $435.

Jennison, PGIM Investments, PIMS, and PGIM Quantitative Solutions are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

4.	Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PGIM Investments and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent and shareholder servicing agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Fund may invest its overnight sweep cash in the PGIM Core Ultra Short Bond Fund (the “Core Fund”), and its securities lending cash collateral in the PGIM Institutional Money Market Fund (the “Money Market Fund”). The Core Fund and the Money Market Fund are each a series of Prudential Investment Portfolios 2, registered under the 1940 Act and managed by PGIM Investments. PGIM Investments and/or its affiliates are paid fees or reimbursed for providing their services to the Core Fund and the Money Market Fund. In addition to the realized and unrealized gains on investments in the Core Fund and other affiliated mutual funds, earnings from such investments are disclosed on the Statement of Operations as “Affiliated dividend income” and “Affiliated income from securities lending, net”, respectively.

The Fund may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act, that subject to certain conditions, permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors/trustees, and/or common officers. For the year ended October 31, 2024, no Rule 17a-7 transactions were entered into by the Fund.

PGIM Income Builder Fund 25

Notes to Financial Statements (continued)

5.	Portfolio Securities

The aggregate cost of purchases and proceeds from sales of portfolio securities (excluding short-term investments and U.S. Government securities) for the reporting period ended October 31, 2024, were as follows:

Cost of Purchases	Proceeds from Sales
$58,264,793	$81,439,510

A summary of the cost of purchases and proceeds from sales of shares of affiliated mutual funds for the year ended October 31, 2024, is presented as follows:

Value, Beginning of Year	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Year	Shares, End of Year	Income	Capital Gain Distributions

Long-Term Investments - Affiliated Exchange-Traded Funds(wa):

PGIM Active Aggregate Bond ETF
$ 20,592,038	$—	$852,544	$1,563,457	$(138,570)	$21,164,381	502,285	$880,611	$—

PGIM Active High Yield Bond ETF
29,650,353	—	5,094,079	3,018,270	(919,526)	26,655,018	756,600	2,221,033	—
$ 50,242,391	$—	$5,946,623	$4,581,727	$(1,058,096)	$47,819,399		$3,101,644	$—

Long-Term Investments - Affiliated Mutual Funds(wa):

PGIM Core Conservative Bond Fund (Class R6)(1)
21,896,859	9,714,916	9,120,000	2,990,993	(1,677,955)	23,804,813	2,768,002	715,054	—

PGIM Emerging Markets Debt Hard Currency Fund (Class R6)(1)
34,888,831	6,101,909	12,145,000	7,068,041	(3,536,808)	32,376,973	4,573,019	2,640,731	—

PGIM Jennison MLP Fund (Class R6)(1)
24,311,062	7,128,631	10,420,000	4,333,546	1,206,114	26,559,353	3,024,983	1,775,631	—

PGIM Quant Solutions Emerging Markets Equity Fund (Class R6)(1)
1,331,960	2,048,854	1,150,000	191,468	31,146	2,453,428	196,904	48,855	—

PGIM Quant Solutions International Equity Fund (Class R6)(1)
25,076,714	5,543,489	12,624,000	6,352,428	(494,709)	23,853,922	2,989,213	1,343,489	—

PGIM Real Estate Income Fund (Class R6)(1)
22,091,250	7,955,745	5,022,000	9,794,315	(625,922)	34,193,388	4,247,626	1,227,944	—
$129,596,676	$38,493,544	$50,481,000	$30,730,791	$(5,098,134)	$143,241,877		$7,751,704	$—

Short-Term Investments - Affiliated Mutual Funds(wa):

PGIM Core Ultra Short Bond Fund(1)
5,420,471	73,942,714	76,214,301	—	—	3,148,884	3,148,884	163,087	—

Value, Beginning of Year	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Year	Shares, End of Year	Income		Capital Gain Distributions

PGIM Institutional Money Market Fund (7-day effective yield 5.096%)(1)(b)
$ 3,312,606	$43,009,839	$36,615,524	$68	$(1)	$9,706,988	9,711,844	$13,142	(2)	$—
$ 8,733,077	$116,952,553	$112,829,825	$68	$(1)	$12,855,872		$176,229		$—
$188,572,144	$155,446,097	$169,257,448	$35,312,586	$(6,156,231)	$203,917,148		$11,029,577		$—

(1)	The Fund did not have any capital gain distributions during the reporting period.
(2)	The amount, or a portion thereof, represents the affiliated securities lending income shown on the Statement of Operations.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wa)	Represents investments in Funds affiliated with the Manager.

6.	Distributions and Tax Information

Distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from GAAP, are recorded on the ex-date.

For the year ended October 31, 2024, the tax character of dividends paid as reflected in the Statement of Changes in Net Assets were as follows:

Ordinary Income	Long-Term Capital Gains	Tax Return of Capital	Total Dividends and Distributions
$12,154,629	$—	$—	$12,154,629

For the year ended October 31, 2023, the tax character of dividends paid as reflected in the Statement of Changes in Net Assets were as follows:

Ordinary Income	Long-Term Capital Gains	Tax Return of Capital	Total Dividends and Distributions
$11,830,306	$—	$—	$11,830,306

For the year ended October 31, 2024, the Fund had the following amounts of accumulated undistributed earnings on a tax basis:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gains
$86,913	$—

The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of October 31, 2024 were as follows:

Tax Basis	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
$225,717,304	$36,108,605	$(12,568,728)	$23,539,877

PGIM Income Builder Fund 27

Notes to Financial Statements (continued)

The differences between GAAP basis and tax basis were primarily attributable to deferred losses on wash sales.

For federal income tax purposes, the Fund had an approximated capital loss carryforward as of October 31, 2024 which can be carried forward for an unlimited period. No capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such losses.

Capital Loss Carryforward	Capital Loss Carryforward Utilized
$27,882,000	$—

The Manager has analyzed the Fund’s tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements for the current reporting period. Since tax authorities can examine previously filed tax returns, the Fund’s U.S. federal and state tax returns for each of the four fiscal years up to the most recent fiscal year ended October 31, 2024 are subject to such review.

7.	Capital and Ownership

The Fund offers Class A, Class C, Class R, Class Z and Class R6 shares. Class A shares are sold with a maximum front-end sales charge of 4.50%. Investors who purchase $1 million or more of Class A shares and sell these shares within 12 months of purchase are subject to a CDSC of 1%, although they are not subject to an initial sales charge. The Class A CDSC is waived for certain retirement and/or benefit plans. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class C shares are sold with a CDSC of 1% on sales made within 12 months of purchase. Class C shares will automatically convert to Class A shares on a monthly basis approximately eight years (ten years prior to January 22, 2021) after purchase. Class R, Class Z and Class R6 shares are not subject to any sales or redemption charges and are available exclusively for sale to a limited group of investors.

Under certain circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund as presented in the table of transactions in shares of beneficial interest, below.

The RIC has authorized an unlimited number of shares of beneficial interest of the Fund at $0.001 par value per share, currently divided into five classes, designated Class A, Class C, Class R, Class Z and Class R6.

As of August 31, 2024, Prudential, through its affiliated entities, including affiliated funds (if applicable), did not own any shares of the Fund.

At the reporting period end, the number of shareholders holding greater than 5% of the Fund are as follows:

	Number of Shareholders	Percentage of Outstanding Shares
Affiliated	—	—%
Unaffiliated	8	69.8

Transactions in shares of beneficial interest were as follows:

Share Class	Shares	Amount

Class A
Year ended October 31, 2024:
Shares sold	678,274	$6,414,816
Shares issued in reinvestment of dividends and distributions	670,476	6,342,570
Shares purchased	(2,432,408)	(23,060,106)
Net increase (decrease) in shares outstanding before conversion	(1,083,658)	(10,302,720)
Shares issued upon conversion from other share class(es)	951,684	9,020,340
Shares purchased upon conversion into other share class(es)	(200,107)	(1,874,915)
Net increase (decrease) in shares outstanding	(332,081)	$(3,157,295)

Year ended October 31, 2023:
Shares sold	546,335	$4,847,281
Shares issued in reinvestment of dividends and distributions	627,201	5,529,225
Shares purchased	(2,491,000)	(22,066,570)
Net increase (decrease) in shares outstanding before conversion	(1,317,464)	(11,690,064)
Shares issued upon conversion from other share class(es)	1,242,697	11,021,187
Shares purchased upon conversion into other share class(es)	(80,416)	(712,370)
Net increase (decrease) in shares outstanding	(155,183)	$(1,381,247)

Class C
Year ended October 31, 2024:
Shares sold	118,148	$1,082,198
Shares issued in reinvestment of dividends and distributions	142,346	1,305,061
Shares purchased	(681,700)	(6,235,397)
Net increase (decrease) in shares outstanding before conversion	(421,206)	(3,848,138)
Shares purchased upon conversion into other share class(es)	(956,191)	(8,837,841)
Net increase (decrease) in shares outstanding	(1,377,397)	$(12,685,979)

PGIM Income Builder Fund 29

Notes to Financial Statements (continued)

Share Class	Shares	Amount

Year ended October 31, 2023:
Shares sold	187,815	$1,637,215
Shares issued in reinvestment of dividends and distributions	202,884	1,744,386
Shares purchased	(950,433)	(8,207,937)
Net increase (decrease) in shares outstanding before conversion	(559,734)	(4,826,336)
Shares purchased upon conversion into other share class(es)	(1,285,548)	(11,123,272)
Net increase (decrease) in shares outstanding	(1,845,282)	$(15,949,608)

Class R
Year ended October 31, 2024:
Shares sold	3,881	$36,594
Shares issued in reinvestment of dividends and distributions	5,056	47,650
Shares purchased	(26,195)	(253,148)
Net increase (decrease) in shares outstanding	(17,258)	$(168,904)

Year ended October 31, 2023:
Shares sold	5,689	$50,619
Shares issued in reinvestment of dividends and distributions	4,835	42,531
Shares purchased	(9,647)	(85,252)
Net increase (decrease) in shares outstanding	877	$7,898

Class Z
Year ended October 31, 2024:
Shares sold	864,397	$8,458,809
Shares issued in reinvestment of dividends and distributions	371,121	3,541,935
Shares purchased	(2,313,337)	(22,291,914)
Net increase (decrease) in shares outstanding before conversion	(1,077,819)	(10,291,170)
Shares issued upon conversion from other share class(es)	233,757	2,219,896
Shares purchased upon conversion into other share class(es)	(64,486)	(615,697)
Net increase (decrease) in shares outstanding	(908,548)	$(8,686,971)

Year ended October 31, 2023:
Shares sold	951,947	$8,530,726
Shares issued in reinvestment of dividends and distributions	395,108	3,513,194
Shares purchased	(2,596,445)	(23,213,402)
Net increase (decrease) in shares outstanding before conversion	(1,249,390)	(11,169,482)
Shares issued upon conversion from other share class(es)	130,245	1,164,360
Shares purchased upon conversion into other share class(es)	(74,709)	(664,641)
Net increase (decrease) in shares outstanding	(1,193,854)	$(10,669,763)

Share Class	Shares	Amount

Class R6
Year ended October 31, 2024:
Shares sold	49,535	$467,255
Shares issued in reinvestment of dividends and distributions	29,491	281,146
Shares purchased	(155,043)	(1,468,349)
Net increase (decrease) in shares outstanding before conversion	(76,017)	(719,948)
Shares issued upon conversion from other share class(es)	9,332	88,217
Net increase (decrease) in shares outstanding	(66,685)	$(631,731)

Year ended October 31, 2023:
Shares sold	100,193	$899,998
Shares issued in reinvestment of dividends and distributions	32,271	286,770
Shares purchased	(210,332)	(1,882,212)
Net increase (decrease) in shares outstanding before conversion	(77,868)	(695,444)
Shares issued upon conversion from other share class(es)	35,473	314,736
Net increase (decrease) in shares outstanding	(42,395)	$(380,708)

8.	Borrowings

The RIC, on behalf of the Fund, along with other affiliated registered investment companies (the “Participating Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The table below provides details of the current SCA in effect at the reporting period-end as well as the prior SCA.

	Current SCA	Prior SCA
Term of Commitment	9/27/2024 – 9/25/2025	9/29/2023 – 9/26/2024
Total Commitment	$ 1,200,000,000	$ 1,200,000,000
Annualized Commitment Fee on the Unused Portion of the SCA	0.15%	0.15%
Annualized Interest Rate on Borrowings	1.00% plus the higher of (1) the effective federal funds rate, (2) the daily SOFR rate plus 0.10% or (3) zero percent	1.00% plus the higher of (1) the effective federal funds rate, (2) the daily SOFR rate plus 0.10% or (3) zero percent

Certain affiliated registered investment companies that are parties to the SCA include portfolios that are subject to a predetermined mathematical formula used to manage certain benefit guarantees offered under variable annuity contracts. The formula may result in large scale asset flows into and out of these portfolios. Consequently, these portfolios may be more likely to utilize the SCA for purposes of funding redemptions. It may be possible for those portfolios to fully exhaust the committed amount of the SCA, thereby requiring the Manager to allocate available funding per a Board-approved methodology designed to treat the Participating Funds in the SCA equitably.

PGIM Income Builder Fund 31

Notes to Financial Statements (continued)

The Fund utilized the SCA during the year ended October 31, 2024. The average daily balance for the 1 day that the Fund had loans outstanding during the period was approximately $1,458,000, borrowed at a weighted average interest rate of 5.92%. The maximum loan outstanding amount during the period was $1,458,000. At October 31, 2024, the Fund did not have an outstanding loan amount.

9.	Risks of Investing in the Fund

The Fund’s risks include, but are not limited to, some or all of the risks discussed below. For further information on the Fund’s risks, please refer to the Fund’s Prospectus and Statement of Additional Information.

Affiliated Funds Risk: The Fund’s manager serves as the manager of the Underlying PGIM Funds. It is possible that a conflict of interest among the Fund and the Underlying Funds could impact the manager and the subadvisers. Because the amount of the investment management fees to be retained by the manager and the subadvisers may differ depending upon the Underlying Funds in which the Fund invests, there is a conflict of interest for the manager and the subadvisers in selecting the Underlying Funds. In addition, the manager and the subadvisers may have an incentive to take into account the effect on an Underlying Fund in which the Fund may invest in determining whether, and under what circumstances, to purchase or sell shares in that Underlying Fund. Although the manager and the subadvisers take steps to address the conflicts of interest, it is possible that the conflicts could impact the Fund. In addition, the subadvisers may invest in Underlying Funds that have a limited or no performance history.

Asset Allocation Risk: Asset allocation risk is the risk that the Fund’s assets may be allocated to an asset class that underperforms other asset classes. For example, the Fund may be overweight in equities when the stock market is falling and the fixed income market is rising. Likewise, the Fund may be overweight in fixed income securities when fixed income markets are falling and the equity markets are rising. Allocations to underperforming or volatile asset classes or other changes in asset allocations could lead to increased volatility in the Fund’s portfolio.

Asset Class Variation Risk: The Underlying Funds invest principally in the securities constituting their asset class (e.g., domestic or international real estate, utilities, infrastructure, natural resources, MLPs and various types of fixed income investments). However, under normal market conditions, an Underlying Fund may vary the percentage of its assets in these securities (subject to any applicable regulatory requirements). Depending upon the percentage of securities in a particular asset class held by the Underlying Funds at any given time and the percentage of the Fund’s assets invested in the Underlying Funds, the Fund’s actual exposure to the securities in a particular asset class may vary substantially from its allocation to that asset class.

Credit Risk/Counterparty Risk: The ability, or perceived ability, of the issuer or guarantor of a debt security, or the counterparty (the party on the other side of the transaction) to a derivatives contract or other financial contract to meet its financial obligations will affect the value of the security or derivative. Counterparty and credit risk are especially important in the context of privately negotiated instruments. The Fund expects to enter into certain privately negotiated agreements where the counterparty assumes the physical settlement obligations of the Fund under such transactions. Under this type of arrangement, there is a risk that the relevant counterparty or intermediary would, due to insolvency or other reasons, be unable to or fail to assume the physical settlement obligations of the Fund, in which case the Fund could be required to sell portfolio instruments at unfavorable times or prices or could have insufficient assets to satisfy its physical settlement obligations.

Credit ratings are intended to provide a measure of credit risk. However, credit ratings are only the opinions of the credit rating agency issuing the ratings and are not guarantees as to quality. The lower the rating of a debt security held by the Fund, the greater the degree of credit risk that is perceived to exist by the credit rating agency with respect to that security. Increasing the amount of Fund assets allocated to lower-rated securities generally will increase the credit risk to which the Fund is subject. Not all securities in which the Fund invests are rated. The lower the credit quality of a bond, the more sensitive it is to credit risk.

Debt Obligations Risk: Debt obligations are fixed income investments that are subject to credit risk, market risk and interest rate risk. The Fund’s holdings, share price, yield and total return may also fluctuate in response to bond market movements. The value of bonds may decline for issuer-related reasons, including management performance, financial leverage and reduced demand for the issuer’s goods and services. Certain types of fixed income obligations also may be subject to “call and redemption risk,” which is the risk that the issuer may call a bond held by the Fund for redemption before it matures and the Fund may not be able to reinvest at the same rate of interest and therefore would earn less income.

Economic and Market Events Risk: Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth or the functioning of the securities markets, or otherwise reduce inflation, may at times result in unusually high market volatility, which could negatively impact performance. Governmental efforts to curb inflation often have negative effects on the level of economic activity. Relatively reduced liquidity in credit and fixed income markets could adversely affect issuers worldwide.

Emerging Markets Risk: The risks of foreign investments are greater for investments in or exposed to emerging markets. Emerging market countries typically have economic and political systems that are less fully developed, and can be expected to be less stable, than those of more developed countries. For example, the economies of such countries can be

PGIM Income Builder Fund 33

Notes to Financial Statements (continued)

subject to rapid and unpredictable rates of inflation or deflation. Low trading volumes may result in a lack of liquidity and price volatility. Emerging market countries may have policies that restrict investment by non-U.S. investors, or that prevent non-U.S. investors from withdrawing their money at will.

The Fund may invest in some emerging markets that subject it to risks such as those associated with illiquidity, custody of assets, different settlement and clearance procedures and asserting legal title under a developing legal and regulatory regime to a greater degree than in developed markets or even in other emerging markets.

Equity and Equity-Related Securities Risk: Equity and equity-related securities may be subject to changes in value, and their values may be more volatile than those of other asset classes. In addition to an individual security losing value, the value of the equity markets or a sector in which the Fund invests could go down. Different parts of a market can react differently to adverse issuer, market, regulatory, political and economic developments.

Foreign Securities Risk: Investments in securities of non-U.S. issuers (including those denominated in U.S. dollars) may involve more risk than investing in securities of U.S. issuers. Foreign political, economic and legal systems, especially those in developing and emerging market countries, may be less stable and more volatile than in the United States. Foreign legal systems generally have fewer regulatory requirements than the U.S. legal system, particularly those of emerging markets. In general, less information is publicly available with respect to non-U.S. companies than U.S. companies. Non-U.S. companies generally are not subject to the same accounting, auditing, and financial reporting standards as are U.S. companies. Additionally, the changing value of foreign currencies and changes in exchange rates could also affect the value of the assets the Fund holds and the Fund’s performance. Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest or dividends to investors located outside the country, due to blockage of foreign currency exchanges or otherwise. Investments in emerging markets are subject to greater volatility and price declines.

In addition, the Fund’s investments in non-U.S. securities may be subject to the risks of nationalization or expropriation of assets, imposition of currency exchange controls or restrictions on the repatriation of non-U.S. currency, confiscatory taxation and adverse diplomatic developments. Special U.S. tax considerations may apply.

Fund of Funds Risk: The value of an investment in the Fund will be related, to a degree, to the investment performance of the Underlying Funds in which it invests. Therefore, the principal risks of investing in the Fund are closely related to the principal risks associated with these Underlying Funds and their investments. Because the Fund’s allocation among different Underlying Funds and direct investments in securities and derivatives will vary, an investment in the Fund may be subject to any and all of these risks at different times and to different degrees. Investing in an Underlying Fund will also expose the Fund to a pro rata portion of the Underlying Fund’s fees and expenses. In addition, one Underlying Fund may buy the same securities that another Underlying Fund sells. Therefore, the Fund would indirectly bear the costs of these trades without accomplishing the investment purpose.

Increase in Expenses Risk: Your actual cost of investing in the Fund may be higher than the expenses shown in the expense table in the Fund’s prospectus for a variety of reasons. For example, expense ratios may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile. Active and frequent trading of Fund securities can increase expenses.

Initial Public Offerings Risk: The volume of IPOs and the levels at which the newly issued stocks trade in the secondary market are affected by the performance of the stock market overall. If IPOs are brought to the market, availability may be limited and if the Fund desires to acquire shares in such an offering, it may not be able to buy any shares at the offering price, or if it is able to buy shares, it may not be able to buy as many shares at the offering price as it would like. The prices of securities involved in IPOs are often subject to greater and more unpredictable price changes than more established stocks. Such unpredictability can have a dramatic impact on the Fund’s performance (higher or lower) and any assumptions by investors based on the affected performance may be unwarranted. In addition, as Fund assets grow, the impact of IPO investments on performance will decline, which could reduce total returns.

Interest Rate Risk: The value of your investment may go down when interest rates rise. A rise in rates tends to have a greater impact on the prices of longer term or duration debt securities. Similarly, a rise in interest rates may also have a greater negative impact on the value of equity securities whose issuers expect earnings further out in the future. For example, a fixed income security with a duration of three years is expected to decrease in value by approximately 3% if interest rates increase by 1%. This is referred to as “duration risk.” When interest rates fall, the issuers of debt obligations may prepay principal more quickly than expected, and the Fund may be required to reinvest the proceeds at a lower interest rate. This is referred to as “prepayment risk.” For premium bonds (bonds acquired at prices that exceed their par or principal value) purchased by the Fund, prepayment risk may be enhanced. When interest rates rise, debt obligations may be repaid more slowly than expected, and the value of the Fund’s holdings may fall sharply. This is referred to as “extension risk.” The Fund may lose money if short-term or long-term interest rates rise sharply or in a manner not anticipated by the subadviser.

Junk Bonds Risk: High-yield, high-risk bonds have predominantly speculative characteristics, including particularly high credit risk. Junk bonds tend to have lower market liquidity than higher-rated securities. The liquidity of particular issuers or industries within a particular investment category may shrink or disappear suddenly and without warning. The non-investment grade bond market can experience sudden and sharp price swings and

PGIM Income Builder Fund 35

Notes to Financial Statements (continued)

become illiquid due to a variety of factors, including changes in economic forecasts, stock market activity, large sustained sales by major investors, a high profile default or a change in the market’s psychology.

Large Shareholder and Large Scale Redemption Risk: Certain individuals, accounts, funds (including funds affiliated with the Manager) or institutions, including the Manager and its affiliates, may from time to time own or control a substantial amount of the Fund’s shares. There is no requirement that these entities maintain their investment in the Fund. There is a risk that such large shareholders or that the Fund’s shareholders generally may redeem all or a substantial portion of their investments in the Fund in a short period of time, which could have a significant negative impact on the Fund’s NAV, liquidity, and brokerage costs. Large redemptions could also result in tax consequences to shareholders and impact the Fund’s ability to implement its investment strategy. The Fund’s ability to pursue its investment objective after one or more large scale redemptions may be impaired and, as a result, the Fund may invest a larger portion of its assets in cash or cash equivalents.

Management Risk: Actively managed funds are subject to management risk. The subadviser will apply investment techniques and risk analyses in making investment decisions for the Fund, but the subadviser’s judgments about the attractiveness, value or market trends affecting a particular security, industry or sector or about market movements may be incorrect. Additionally, the investments selected for the Fund may underperform the markets in general, the Fund’s benchmark and other funds with similar investment objectives.

Market Capitalization Risk: The Fund may invest in companies of any market capitalization. Generally, the stock prices of small- and mid-cap companies are less stable than the prices of large-cap stocks and may present greater risks. Large capitalization companies as a group could fall out of favor with the market, causing the Fund to underperform compared to investments that focus on smaller capitalized companies.

Market Disruption and Geopolitical Risks: Market disruption can be caused by economic, financial or political events and factors, including but not limited to, international wars or conflicts (including Russia’s military invasion of Ukraine and the Israel-Hamas war), geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), instability in regions such as Asia, Eastern Europe and the Middle East, terrorism, natural disasters and public health epidemics (including the outbreak of COVID-19 globally).

The extent and duration of such events and resulting market disruptions cannot be predicted, but could be substantial and could magnify the impact of other risks to the Fund. These and other similar events could adversely affect the U.S. and foreign financial markets and lead to increased market volatility, reduced liquidity in the securities markets, significant negative impacts on issuers and the markets for certain securities and commodities and/or government intervention. They may also cause short- or long-term economic uncertainties in the United States and worldwide. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Fund’s investments may be negatively impacted. Further, due to closures of certain markets and restrictions on trading certain securities, the value of certain securities held by the Fund could be significantly impacted, which could lead to such securities being valued at zero.

Market Risk: Securities markets may be volatile and the market prices of the Fund’s securities may decline. Securities fluctuate in price based on changes in an issuer’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the Fund fall, the value of your investment in the Fund will decline.

Master Limited Partnerships Risk: The Fund’s investments in certain Underlying Funds will expose the Fund to the risks of MLPs. An MLP is an investment that combines the tax benefits of a limited partnership with the liquidity of publicly-traded securities. The risks of investing in an MLP are generally those involved in investing in a partnership as opposed to a corporation. For example, state law governing partnerships is often less restrictive than state law governing corporations. Accordingly, there may be fewer protections afforded investors in an MLP than investors in a corporation. Investments held by MLPs may be relatively illiquid, limiting the MLPs’ ability to vary their portfolios promptly in response to changes in economic or other conditions. MLPs may have limited financial resources, their securities may trade infrequently and in limited volume, and they may be subject to more abrupt or erratic price movements than securities of larger or more broadly-based companies. Investments by the Fund in certain Underlying Funds that invest in MLPs may also subject the Fund to the risks associated with the specific industry or industries in which the MLPs invest, risks related to limited control and limited rights to vote on matters affecting the MLP, risks related to potential conflicts of interest between the MLP and the MLP’s general partner, cash flow risks, dilution risks and risks related to the general partner’s right to require unit-holders to sell their common units at an undesirable time or price. MLPs are generally considered interest-rate sensitive investments. During periods of interest rate volatility, these investments may not provide attractive returns. Since MLPs generally conduct business in multiple states, through its investment in certain Underlying Funds, the Fund may be subject to income or franchise tax in each of the states in which the partnership does business. The additional cost of preparing and filing the tax returns and paying the related taxes may adversely impact the Fund’s return on its investment in certain Underlying Funds.

Multi-Manager Risk: While the manager monitors the investments of each subadviser and monitors the overall management of the Fund, each subadviser makes investment decisions for the asset classes it manages independently from one another. It is possible that the investment styles used by a subadviser in an asset class will not always be complementary to those used by others, which could adversely affect the performance of the Fund.

PGIM Income Builder Fund 37

Notes to Financial Statements (continued)

Real Estate Related Securities Risk: Because the Fund invests in real estate securities, including REITs, the Fund is subject to the risks of investing in the real estate industry, such as changes in general and local economic conditions, the supply and demand for real estate and changes in zoning and tax laws. Because the Fund invests in stocks, there is the risk that the price of a particular stock owned by the Fund could go down or pay lower-than-expected or no dividends. In addition to an individual stock losing value, the value of the equity markets or of companies comprising the real estate industry could go down.

Real estate securities are subject to the same risks as direct investments in real estate and mortgages, and their value will depend on the value of the underlying properties or the underlying loans or interests. The underlying loans may be subject to the risks of default or of prepayments that occur earlier or later than expected, and such loans may also include so-called “subprime” mortgages. The value of these securities will rise and fall in response to many factors, including economic conditions, the demand for rental property and interest rates. In particular, the value of these securities may decline when interest rates rise and will also be affected by the real estate market and by the management of the underlying properties.

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Prudential Investment Portfolios 16 and Shareholders of PGIM Income Builder Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of PGIM Income Builder Fund (the “Fund”) as of October 31, 2024, the related statement of operations for the year ended October 31, 2024, the statements of changes in net assets for each of the two years in the period ended October 31, 2024, including the related notes, and the financial highlights for each of the five years in the period ended October 31, 2024 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of October 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended October 31, 2024 and the financial highlights for each of the five years in the period ended October 31, 2024 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2024 by correspondence with the custodian, transfer agent and brokers. We believe that our audits provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP

New York, New York

December 19, 2024

We have served as the auditor of one or more investment companies in the PGIM Retail Funds complex since 2020.

PGIM Income Builder Fund 39

Other Information

Form N-CSR Item 8 - Changes in and Disagreements with Accountants for Open-End Management Investment Companies - None.

Form N-CSR Item 9 - Proxy Disclosures for Open-End Management Investment Companies-None.

Form N-CSR Item 10 - Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies - Included within the Statement of Operations of the financial statements filed under Item 7 of this Form.

Form N-CSR Item 11 - Statement Regarding Basis for Approval of Investment Advisory Contract.

Approval of Advisory Agreements

PGIM Income Builder Fund

The Fund’s Board of Trustees

The Board of Trustees (the “Board”) of PGIM Income Builder Fund (the “Fund”)1 consists of ten individuals, eight of whom are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Trustees”). The Board is responsible for the oversight of the Fund and its operations, and performs the various duties imposed on the directors of investment companies by the 1940 Act. The Independent Trustees have retained independent legal counsel to assist them in connection with their duties. The Chair of the Board is an Independent Trustee. The Board has established five standing committees: the Audit Committee, the Nominating and Governance Committee, the Compliance Committee and two Investment Committees. Each committee is chaired by, and composed of, Independent Trustees.

Annual Approval of the Fund’s Advisory Agreements

As required under the 1940 Act, the Board determines annually whether to renew the Fund’s management agreement with PGIM Investments LLC (“PGIM Investments”) and the Fund’s subadvisory agreements with PGIM Quantitative Solutions LLC (“PGIM Quantitative Solutions”) and Jennison Associates LLC (“Jennison”). In considering the renewal of the agreements, the Board, including all of the Independent Trustees, met on May 28 and June 4-6, 2024 (the “Board Meeting”) and approved the renewal of the agreements through July 31, 2025, after concluding that the renewal of the agreements was in the best interests of the Fund and its shareholders.

In advance of the meetings, the Board requested and received materials relating to the agreements, and had the opportunity to ask questions and request further information in connection with its consideration. Among other things, the Board considered comparative fee information from PGIM Investments, PGIM Quantitative Solutions and Jennison. Also, the Board considered comparisons with other mutual funds in relevant peer universes and peer groups, as is further discussed below.

In approving the agreements, the Board, including the Independent Trustees advised by independent legal counsel, considered the factors it deemed relevant, including the nature, quality and extent of services provided by PGIM Investments and the subadvisers, the performance of the Fund, the profitability of PGIM Investments and its affiliates, expenses and fees, and the potential for economies of scale that may be shared with the Fund and its shareholders as the Fund’s assets grow. In their deliberations, the Trustees did not identify

[1]	PGIM Income Builder Fund is a series of Prudential Investment Portfolios 16.

PGIM Income Builder Fund

Approval of Advisory Agreements (continued)

any single factor which alone was responsible for the Board’s decision to approve an agreement with respect to the Fund. In connection with its deliberations, the Board considered information provided by PGIM Investments throughout the year at regular and special Board meetings, presentations from portfolio managers and other information, as well as information furnished at or in advance of the Board Meeting.

The Trustees determined that the overall arrangements between the Fund and PGIM Investments, which serves as the Fund’s investment manager pursuant to a management agreement, and between PGIM Investments and each of PGIM Quantitative Solutions and Jennison, which serve as the Fund’s subadvisers pursuant to the terms of subadvisory agreements with PGIM Investments, are in the best interests of the Fund and its shareholders in light of the services performed, fees charged and such other matters as the Trustees considered relevant in the exercise of their business judgment. The Board considered the approval of the agreements for the Fund as part of its consideration of agreements for multiple funds, but its approvals were made on a fund-by-fund basis.

The material factors and conclusions that formed the basis for the Trustees’ reaching their determinations to approve the continuance of the agreements are separately discussed below.

Nature, Quality and Extent of Services

The Board received and considered information regarding the nature, quality and extent of services provided to the Fund by PGIM Investments, PGIM Quantitative Solutions and Jennison. The Board noted that PGIM Quantitative Solutions and Jennison are each affiliated with PGIM Investments. The Board considered the services provided by PGIM Investments, including but not limited to the oversight of each subadviser for the Fund, as well as the provision of accounting oversight, fund recordkeeping, compliance and other services to the Fund, such as PGIM Investments’ role as administrator for the Fund’s liquidity risk management program and as valuation designee. With respect to PGIM Investments’ oversight of the subadvisers, the Board noted that PGIM Investments’ Strategic Investment Research Group (“SIRG”), which is a business unit of PGIM Investments, is responsible for monitoring and reporting to PGIM Investments’ senior management on the performance and operations of each subadviser. The Board also considered that PGIM Investments pays the salaries of all of the officers and interested Trustees of the Fund who are part of Fund management. The Board also considered the investment subadvisory services provided by PGIM Quantitative Solutions and Jennison, including investment research and security selection, as well as adherence to the Fund’s investment restrictions and compliance with applicable Fund policies and procedures. The Board considered PGIM Investments’ evaluation of the subadvisers, as well as PGIM Investments’ recommendation, based on its review of the subadvisers, to renew the subadvisory agreements.

Visit our website at pgim.com/investments

The Board considered the qualifications, backgrounds and responsibilities of PGIM Investments’ senior management responsible for the oversight of the Fund and each of PGIM Quantitative Solutions and Jennison and also considered the qualifications, backgrounds and responsibilities of each subadviser’s portfolio managers who are responsible for the day-to-day management of the Fund’s portfolio. The Board was provided with information pertaining to PGIM Investments’ and each of PGIM Quantitative Solutions’ and Jennison’s organizational structure, senior management, investment operations, and other relevant information pertaining to each of PGIM Investments, PGIM Quantitative Solutions and Jennison. The Board also noted that it received favorable compliance reports from the Fund’s Chief Compliance Officer (“CCO”) as to each of PGIM Investments, PGIM Quantitative Solutions and Jennison.

The Board concluded that it was satisfied with the nature, extent and quality of the investment management services provided by PGIM Investments and the subadvisory services provided to the Fund by each of PGIM Quantitative Solutions and Jennison, and that there was a reasonable basis on which to conclude that the Fund benefits from the services provided by PGIM Investments and each of PGIM Quantitative Solutions and Jennison under the management and subadvisory agreements.

Costs of Services and Profits Realized by PGIM Investments

The Board was provided with information on the profitability of PGIM Investments and its affiliates in serving as the Fund’s investment manager. The Board discussed with PGIM Investments the methodology utilized in assembling the information regarding profitability and considered its reasonableness. The Board recognized that it is difficult to make comparisons of profitability from fund management contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations of direct and indirect costs, and the adviser’s capital structure and cost of capital. However, the Board considered that the cost of services provided by PGIM Investments during the year ended December 31, 2023 exceeded the management fees paid by the Fund, resulting in an operating loss to PGIM Investments. Taking these factors into account, the Board concluded that the profitability of PGIM Investments and its affiliates in relation to the services rendered was not unreasonable.

Economies of Scale

The Board received and discussed information concerning economies of scale that PGIM Investments may realize as the Fund’s assets grow beyond current levels. The Board noted that the management fee schedule for the Fund includes breakpoints, which have the

PGIM Income Builder Fund

Approval of Advisory Agreements (continued)

effect of decreasing the fee rate as assets increase. During the course of time, the Board has considered information regarding the launch date of the Fund, the management fees of the Fund compared to those of similarly managed funds and PGIM Investments’ investment in the Fund over time. The Board noted that economies of scale can be shared with the Fund in other ways, including low management fees from inception, additional technological and personnel investments to enhance shareholder services, and maintaining existing expense structures in the face of a rising cost environment. The Board also considered PGIM Investments’ assertion that it continually evaluates the management fee schedule of the Fund and the potential to share economies of scale through breakpoints or fee waivers as asset levels increase.

The Board recognized the inherent limitations of any analysis of economies of scale, stemming largely from the Board’s understanding that most of PGIM Investments’ costs are not specific to individual funds, but rather are incurred across a variety of products and services.

Other Benefits to PGIM Investments, PGIM Quantitative Solutions and Jennison

The Board considered potential ancillary benefits that might be received by PGIM Investments, PGIM Quantitative Solutions and Jennison and their affiliates as a result of their relationship with the Fund. The Board concluded that potential benefits to be derived by PGIM Investments included transfer agency fees received by the Fund’s transfer agent (which is affiliated with PGIM Investments), and benefits to its reputation as well as other intangible benefits resulting from PGIM Investments’ association with the Fund. The Board concluded that the potential benefits to be derived by PGIM Quantitative Solutions and Jennison included their ability to use soft dollar credits, as well as the potential benefits consistent with those generally resulting from an increase in assets under management, specifically, potential access to additional research resources and benefits to their reputations. The Board concluded that the benefits derived by PGIM Investments, PGIM Quantitative Solutions and Jennison were consistent with the types of benefits generally derived by investment managers and subadvisers to mutual funds.

Performance of the Fund / Fees and Expenses

The Board considered certain additional factors and made related conclusions relating to the historical performance of the Fund for the one-, three-, five- and ten-year periods ended December 31, 2023.

The Board also considered the Fund’s actual management fee, as well as the Fund’s net total expense ratio, for the fiscal year ended October 31, 2023. The Board considered the management fee for the Fund as compared to the management fee charged by PGIM

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Investments to other funds and the fee charged by other advisers to comparable mutual funds in a peer group. The actual management fee represents the fee rate actually paid by Fund shareholders and includes any fee waivers or reimbursements. The net total expense ratio for the Fund represents the actual expense ratio incurred by Fund shareholders.

The mutual funds included in the peer universe, which was used to consider performance, and the peer group, which was used to consider fees and expenses, were objectively determined by Broadridge, an independent provider of mutual fund data. In certain circumstances, PGIM Investments also provided supplemental peer universe or peer group information, for reasons addressed with the Board. The comparisons placed the Fund in various quartiles over various periods, with the first quartile being the best 25% of the mutual funds (for performance, the best performing mutual funds and, for expenses, the lowest cost mutual funds).

The section below summarizes key factors considered by the Board and the Board’s conclusions regarding the Fund’s performance, fees and overall expenses. The table sets forth net performance comparisons (which reflect the impact on performance of fund expenses, or any subsidies, expense caps or waivers that may be applicable) with the peer universe, actual management fees with the peer group (which reflect the impact of any subsidies or fee waivers), and net total expenses with the peer group, each of which were key factors considered by the Board.

Net Performance	1 Year	3 Years	5 Years	10 Years
	1st Quartile	2nd Quartile	2nd Quartile	3rd Quartile
Actual Management Fees: 1st Quartile
Net Total Expenses: 2nd Quartile

●	The Board noted that the Fund outperformed its fixed-income benchmark index over all periods. The Board also noted that the Fund underperformed its equity benchmark index over all periods.
●

The Board and PGIM Investments agreed to retain the existing contractual expense cap, which (exclusive of certain fees and expenses) caps total annual operating expenses at 0.95% for Class A shares, 1.70% for Class C shares, 1.20% for Class R shares, 0.70% for Class Z shares, and 0.70% for Class R6 shares through February 28, 2025.

●

In addition, PGIM Investments will waive management fees or shared operating expenses on any share class to the same extent that it waives such expenses on any other share class and has agreed that total annual fund operating expenses for Class R6 shares will not exceed total annual fund operating expenses for Class Z shares.

●	The Board concluded that, in light of the above, it would be in the best interests of the Fund and its shareholders to renew the agreements.

PGIM Income Builder Fund

Approval of Advisory Agreements (continued)

●	The Board concluded that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

* * *

After full consideration of these factors, the Board concluded that the approval of the agreements was in the best interests of the Fund and its shareholders.

Visit our website at pgim.com/investments

Item 12 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 13 – Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 14 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 15 – Submission of Matters to a Vote of Security Holders – There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 16 – Controls and Procedures

(a)

It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)

There has been no significant change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17 – Disclosure of Securities Lending Activities for Closed-End Management Investment Companies – Not applicable.

Item 18 – Recovery of Erroneously Awarded Compensation – Not applicable.

Item 19 – Exhibits

(a)(1)	Code of Ethics – Attached hereto as Exhibit EX-99.CODE-ETH.
(a)(2)	Policy required by the listing standards adopted pursuant to Rule 10D-1 under the Securities Exchange Act of 1934 – Not applicable.
(a)(3)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 – Attached hereto as Exhibit EX-99.CERT.
(a)(4)	Any written solicitation to purchase securities under Rule 23c-1 under the Investment Company Act of 1940 – Not applicable.
(a)(5)	Change in the registrant’s independent public accountant – Not applicable.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Prudential Investment Portfolios 16

By:	/s/ Andrew R. French
Andrew R. French
Secretary

Date:	December 19, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date:	December 19, 2024

By:	/s/ Christian J. Kelly
Christian J. Kelly
Chief Financial Officer (Principal Financial Officer)

Date:	December 19, 2024